UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments.

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio
January 31, 2017 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Asset-Backed Security – 0.09%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
4.919% 9/26/33 ϕ	112,277	$123,344
Total Agency Asset-Backed Security
(cost $111,369)		123,344

Agency Collateralized Mortgage Obligations – 2.91%
Fannie Mae REMIC Trust
Series 2004-W11 1A2
6.50% 5/25/44	21,967	25,255
Fannie Mae REMICs
Series 2002-90 A1
6.50% 6/25/42	11,926	13,870
Series 2002-90 A2
6.50% 11/25/42	26,692	30,628
Series 2005-70 PA
5.50% 8/25/35	8,317	9,282
Series 2008-15 SB
5.829% 8/25/36 ∑●	22,886	4,377
Series 2010-129 SM
5.229% 11/25/40 ∑●	143,734	24,086
Series 2011-118 DC
4.00% 11/25/41	308,961	317,605
Series 2012-122 SD
5.329% 11/25/42 ∑●	184,450	38,261
Series 2013-7 EI
3.00% 10/25/40 ∑	116,766	14,624
Series 2013-26 ID
3.00% 4/25/33 ∑	64,631	9,239
Series 2013-38 AI
3.00% 4/25/33 ∑	59,966	8,199
Series 2013-43 IX
4.00% 5/25/43 ∑	575,123	135,289
Series 2013-44 DI
3.00% 5/25/33 ∑	167,025	26,686
Series 2013-55 AI
3.00% 6/25/33 ∑	249,668	36,473
Series 2014-68 BS
5.379% 11/25/44 ∑●	202,796	41,216
Series 2014-90 SA
5.379% 1/25/45 ∑●	556,482	111,920
Series 2015-27 SA
5.679% 5/25/45 ∑●	76,575	16,471
Series 2015-44 Z
3.00% 9/25/43	195,037	186,729
Series 2015-89 AZ
3.50% 12/25/45	19,791	19,120
Series 2015-95 SH
5.229% 1/25/46 ∑●	192,960	45,289
Fannie Mae REMICs
Series 2016-50 IB
3.00% 2/25/46 ∑	97,642	15,016
Series 2016-55 SK
5.229% 8/25/46 ∑●	153,619	37,853
Series 2016-62 SA
5.229% 9/25/46 ∑●	307,556	77,702
Series 2016-74 GS
5.229% 10/25/46 ∑●	98,035	24,303
Series 2016-99 DI
3.50% 1/25/46 ∑	99,658	15,645
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	35,928	40,077
Series 2326 ZQ
6.50% 6/15/31	31,525	35,732
Series 3123 HT
5.00% 3/15/26	97,583	104,452
Series 3656 PM
5.00% 4/15/40	66,161	72,395
Series 4109 AI
3.00% 7/15/31 ∑	383,909	45,041
Series 4120 IK
3.00% 10/15/32 ∑	299,574	43,300
Series 4146 IA
3.50% 12/15/32 ∑	157,478	24,228
Series 4159 KS
5.383% 1/15/43 ∑●	140,605	31,566
Series 4181 DI
2.50% 3/15/33 ∑	98,300	12,329
Series 4184 GS
5.353% 3/15/43 ∑●	167,542	37,288
Series 4185 LI
3.00% 3/15/33 ∑	64,238	9,107
Series 4191 CI
3.00% 4/15/33 ∑	67,288	9,535
Series 4435 DY
3.00% 2/15/35	157,000	155,246
Series 4494 SA 5.413%
7/15/45 ∑●	80,990	17,098
Series 4543 HI
3.00% 4/15/44 ∑	91,868	13,643
Series 4581 LI
3.00% 5/15/36 ∑	88,146	12,442
Series 4592 WT
5.50% 6/15/46	332,363	368,917
Series 4594 SG
5.233% 6/15/46 ∑●	451,875	113,583
Series 4614 HB
2.50% 9/15/46	78,000	69,245

(continues)     NQ-DPT-164 [1/17] 3/17 (18781) 1

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4623 LZ
2.50% 10/15/46	66,413	$56,259
Series 4623 MW
2.50% 10/15/46	80,000	74,409
Series 4625 BI
3.50% 6/15/46 ∑	327,692	64,759
Series 4631 GS 5.233%
11/15/46 ∑●	353,991	71,901
Series 4636 NZ
3.00% 12/15/46	87,218	76,691
Freddie Mac Strips
Series 267 S5
5.233% 8/15/42 ∑●	207,431	43,374
Series 299 S1
5.233% 1/15/43 ∑●	159,406	32,052
Series 326 S2
5.183% 3/15/44 ∑●	113,245	22,805
GNMA
Series 2010-113 KE
4.50% 9/20/40	125,000	135,401
Series 2012-136 MX
2.00% 11/20/42	30,000	26,964
Series 2013-113 AZ
3.00% 8/20/43	206,050	195,090
Series 2013-113 LY
3.00% 5/20/43	22,000	21,561
Series 2015-64 GZ
2.00% 5/20/45	79,608	64,313
Series 2015-74 CI
3.00% 10/16/39 ∑	187,719	23,619
Series 2015-133 AL
3.00% 5/20/45	208,000	199,192
Series 2016-108 SK
5.273% 8/20/46 ∑●	253,652	61,626
Series 2016-111 PB
2.50% 8/20/46	74,000	66,129
Series 2016-116 GI
3.50% 11/20/44 ∑	314,761	53,837
Series 2016-120 AS
5.323% 9/20/46 ∑●	272,235	68,943
Series 2016-121 JS
5.323% 9/20/46 ∑●	260,728	63,294
Series 2016-134 MW
3.00% 10/20/46	13,000	12,864
Series 2016-156 PB
2.00% 11/20/46	47,000	37,644
Series 2016-160 GI
3.50% 11/20/46 ∑	214,959	51,523
Total Agency Collateralized Mortgage
Obligations (cost $4,243,392)		4,024,612

Agency Commercial Mortgage-Backed Securities – 1.58%
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K013 A2 3.974%
1/25/21 ◆●	100,000	106,881
Series K016 A2 2.968%
10/25/21 ◆	190,000	196,252
Series K055 A2 2.673%
3/25/26 ◆	255,000	250,666
Series K056 A2 2.525%
5/25/26 ◆	85,000	82,421
Series K057 A2 2.57%
7/25/26 ◆	70,000	68,019
Series K719 A1 2.53%
12/25/21 ◆	57,860	58,503
Series K724 A2 3.062%
11/25/23 ◆	200,000	205,832
Series KS03 A4 3.161%
5/25/25 ◆●	130,000	131,365
FREMF Mortgage Trust
Series 2010-K7 B 144A
5.449% 4/25/20 #●	95,000	102,921
Series 2011-K10 B 144A
4.631% 11/25/49 #●	90,000	95,562
Series 2011-K12 B 144A
4.344% 1/25/46 #●	95,000	100,592
Series 2011-K14 B 144A
5.167% 2/25/47 #●	50,000	54,577
Series 2011-K15 B 144A
4.948% 8/25/44 #●	55,000	59,469
Series 2011-K704 B 144A
4.536% 10/25/30 #●	85,000	87,875
Series 2012-K18 B 144A
4.255% 1/25/45 #●	50,000	52,841
Series 2012-K22 B 144A
3.686% 8/25/45 #●	60,000	61,556
Series 2012-K708 B 144A
3.751% 2/25/45 #●	110,000	112,851
Series 2013-K33 B 144A
3.502% 8/25/46 #●	45,000	45,380
Series 2013-K712 B 144A
3.365% 5/25/45 #●	140,000	142,909
Series 2013-K713 B 144A
3.165% 4/25/46 #●	35,000	35,519
Series 2013-K713 C 144A
3.165% 4/25/46 #●	135,000	133,921
Total Agency Commercial
Mortgage-Backed
Securities (cost $2,219,527)		2,185,912

2 NQ-DPT-164 [1/17] 3/17 (18781)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities – 15.22%
Fannie Mae
3.00% 1/1/47	617,000	$605,892
Fannie Mae ARM
2.409% 5/1/43 ●	25,042	25,324
2.531% 12/1/46 ●	184,003	184,994
2.553% 6/1/43 ●	9,565	9,672
2.716% 3/1/38 ●	26,316	27,602
2.81% 8/1/34 ●	29,347	30,717
2.907% 7/1/45 ●	30,399	31,004
2.964% 12/1/45 ●	43,788	45,064
2.965% 4/1/46 ●	23,341	23,828
3.081% 4/1/44 ●	95,866	98,549
3.218% 4/1/44 ●	35,949	37,068
3.227% 3/1/44 ●	44,740	46,269
3.273% 9/1/43 ●	21,461	22,128
Fannie Mae S.F. 30 yr
4.50% 11/1/39	58,902	63,985
4.50% 1/1/40	907,366	982,783
4.50% 6/1/40	64,559	70,018
4.50% 7/1/40	76,251	81,979
4.50% 8/1/40	18,567	20,033
4.50% 7/1/41	164,389	178,011
4.50% 8/1/41	80,059	86,889
4.50% 1/1/42	25,230	27,308
4.50% 8/1/42	416,365	449,820
4.50% 10/1/43	432,368	467,463
4.50% 10/1/44	55,016	59,436
4.50% 3/1/46	30,711	33,224
4.50% 7/1/46	184,028	198,354
5.50% 12/1/32	1,338	1,498
5.50% 6/1/33	15,004	16,782
5.50% 9/1/33	141,264	158,153
5.50% 4/1/34	4,929	5,520
5.50% 5/1/34	109,987	123,034
5.50% 7/1/34	3,544	3,970
5.50% 9/1/34	56,715	63,435
5.50% 11/1/34	4,610	5,157
5.50% 12/1/34	189,991	212,626
5.50% 3/1/35	11,449	12,816
5.50% 5/1/35	48,384	54,130
5.50% 6/1/35	4,565	5,106
5.50% 12/1/35	4,685	5,220
5.50% 1/1/36	46,307	51,837
5.50% 4/1/36	141,655	158,189
5.50% 5/1/36	2,190	2,444
5.50% 7/1/36	1,932	2,163
5.50% 9/1/36	126,463	141,657
5.50% 11/1/36	8,260	9,217
5.50% 1/1/37	32,768	36,484
5.50% 2/1/37	16,504	18,390
5.50% 4/1/37	67,289	75,031
5.50% 8/1/37	534,861	598,526
5.50% 9/1/37	46,171	51,429
5.50% 1/1/38	472	526
5.50% 2/1/38	19,249	21,485
5.50% 6/1/38	79,011	88,035
5.50% 7/1/38	17,422	19,451
5.50% 9/1/38	80,347	89,836
5.50% 1/1/39	186,463	208,628
5.50% 2/1/39	124,094	138,739
5.50% 6/1/39	48,519	54,238
5.50% 10/1/39	52,863	58,893
5.50% 12/1/39	93,955	104,906
5.50% 3/1/40	294,623	329,201
5.50% 7/1/40	61,827	69,108
5.50% 3/1/41	217,433	243,391
5.50% 6/1/41	128,241	143,626
5.50% 9/1/41	452,937	505,679
6.00% 4/1/35	396,425	452,543
6.00% 7/1/35	40,006	45,369
6.00% 6/1/36	2,193	2,479
6.00% 7/1/36	3,113	3,511
6.00% 9/1/36	20,453	23,687
6.00% 12/1/36	2,484	2,833
6.00% 2/1/37	7,581	8,569
6.00% 6/1/37	1,342	1,536
6.00% 7/1/37	1,031	1,163
6.00% 8/1/37	9,382	10,604
6.00% 9/1/37	2,498	2,822
6.00% 11/1/37	428	483
6.00% 5/1/38	80,103	90,545
6.00% 9/1/38	7,276	8,314
6.00% 10/1/38	3,326	3,759
6.00% 11/1/38	5,688	6,482
6.00% 1/1/39	10,545	11,915
6.00% 9/1/39	91,982	103,853
6.00% 10/1/39	166,312	191,151
6.00% 3/1/40	10,851	12,272
6.00% 4/1/40	22,184	25,080
6.00% 9/1/40	9,081	10,253
6.00% 10/1/40	220,110	248,718
6.00% 11/1/40	4,035	4,638
6.00% 5/1/41	178,848	202,088
6.00% 7/1/41	294,649	333,936
6.50% 5/1/40	33,941	38,388
7.00% 12/1/37	8,118	8,664
7.50% 6/1/31	934	1,135

(continues)     NQ-DPT-164 [1/17] 3/17 (18781) 3

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
7.50% 6/1/34	9,727	$11,085
Fannie Mae S.F. 30 yr TBA
3.00% 3/1/47	4,809,000	4,748,495
Freddie Mac ARM
2.553% 10/1/46 ●	59,662	60,015
2.927% 10/1/45 ●	63,820	65,225
2.94% 11/1/44 ●	20,578	21,145
2.979% 11/1/45 ●	50,515	51,607
3.111% 3/1/46 ●	93,465	95,937
Freddie Mac S.F. 30 yr
4.50% 4/1/39	9,919	10,711
4.50% 5/1/40	369,881	401,237
4.50% 3/1/42	73,728	79,935
4.50% 7/1/42	99,987	107,975
4.50% 8/1/42	2,847,074	3,081,331
4.50% 12/1/43	72,836	78,598
4.50% 8/1/44	152,943	165,709
4.50% 7/1/45	377,490	406,500
5.50% 3/1/34	2,934	3,299
5.50% 12/1/34	2,609	2,933
5.50% 11/1/35	4,875	5,445
5.50% 6/1/36	1,603	1,791
5.50% 11/1/36	3,100	3,436
5.50% 12/1/36	773	857
5.50% 9/1/37	5,089	5,642
5.50% 4/1/38	242,238	268,539
5.50% 6/1/38	1,968	2,179
5.50% 7/1/38	18,756	20,785
5.50% 1/1/39	20,857	23,384
5.50% 6/1/39	18,231	20,207
5.50% 3/1/40	8,877	9,841
5.50% 8/1/40	27,809	30,838
5.50% 1/1/41	8,714	9,660
5.50% 6/1/41	387,066	430,834
6.00% 2/1/36	5,626	6,401
6.00% 9/1/37	13,941	15,760
6.00% 1/1/38	3,335	3,755
6.00% 6/1/38	9,099	10,280
6.00% 8/1/38	13,171	15,062
6.00% 5/1/40	75,315	85,124
6.00% 7/1/40	72,573	82,293
7.00% 11/1/33	874	1,024
GNMA I S.F. 30 yr
5.00% 3/15/40	252,462	276,964
5.50% 2/15/41	43,000	48,057
7.00% 12/15/34	111,220	130,595
GNMA II S.F. 30 yr
5.50% 5/20/37	30,656	34,114
5.50% 4/20/40	27,970	30,589
6.00% 2/20/39	40,662	46,121
6.00% 10/20/39	76,000	84,957
6.00% 2/20/40	144,312	165,208
6.00% 4/20/46	45,806	51,168
6.50% 10/20/39	51,173	57,757
Total Agency Mortgage-Backed Securities
(cost $21,120,409)		21,023,164

Collateralized Debt Obligations – 2.42%
Anchorage Capital CLO 6
Series 2015-6A A1
144A 2.563% 4/15/27 #●	250,000	249,696
Avery Point III CLO
Series 2013-3A A
144A 2.424% 1/18/25 #●	250,000	249,873
Benefit Street Partners CLO IV
Series 2014-IVA A1R
144A 2.515% 1/20/29 #●	500,000	499,747
BlueMountain CLO
Series 2015-2A A1
144A 2.454% 7/18/27 #●	250,000	250,429
Cedar Funding VI CLO
Series 2016-6A A1
144A 2.344% 10/20/28 #●	250,000	250,239
Cent CLO 21
Series 2014-21A A1B
144A 2.427% 7/27/26 #●	250,000	250,308
JFIN CLO 2017
Series 2017-1A A1
144A 2.72% 4/24/29 #●	295,000	294,853
Magnetite IX
Series 2014-9A A1
144A 2.458% 7/25/26 #●	505,000	505,652
Neuberger Berman CLO XIX
Series 2015-19A A1
144A 2.443% 7/15/27 #●	250,000	249,874
Shackleton CLO
Series 2014-5A A
144A 2.381% 5/7/26 #●	250,000	250,077
Venture CDO
Series 2016-25A A1
144A 2.49% 4/20/29 #●	100,000	99,946
Venture XXIV CLO
Series 2016-24A A1D
144A 2.24% 10/20/28 #●	195,000	195,175
Total Collateralized Debt Obligations
(cost $3,341,740)		3,345,869

4 NQ-DPT-164 [1/17] 3/17 (18781)

	Principal amount°		Value (U.S. $)
Convertible Bonds – 0.05%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
maturity date 5/1/18		7,000	$6,965
Blucora 4.25% exercise price
$21.66, maturity date
4/1/19		3,000	2,994
Ciena 144A 3.75% exercise
price $20.17, maturity date
10/15/18 #		7,000	9,455
General Cable 4.50% exercise
price $31.67, maturity date
11/15/29 ϕ		12,000	10,020
Hologic 2.00% exercise price
$31.18, maturity date
3/1/42 ϕ		7,000	9,581
Jefferies Group 3.875%
exercise price $43.93,
maturity date 11/1/29		8,000	8,090
Meritor 4.00% exercise price
$26.73, maturity date
2/15/27 ϕ		14,000	14,481
Nuance Communications
2.75% exercise price
$32.30, maturity date
11/1/31		9,000	9,062
Vector Group 2.50% exercise
price $15.22, maturity date
1/15/19 ●		2,000	3,009
Total Convertible Bonds (cost $67,292)			73,657

Corporate Bonds – 52.55%
Banking – 12.34%
Ally Financial
5.75% 11/20/25		325,000	332,777
Banco Nacional de Costa
Rica 144A
5.875% 4/25/21 #		200,000	209,050
Bank of America
4.183% 11/25/27		170,000	169,034
4.443% 1/20/48 ●		340,000	340,092
4.45% 3/3/26		720,000	736,128
Bank of New York Mellon
2.15% 2/24/20		25,000	25,008
2.20% 8/16/23		125,000	119,540
2.50% 4/15/21		270,000	269,792
3.442% 2/7/28 ●		240,000	240,000
4.625% 12/29/49 ●		200,000	190,560
Barclays
3.20% 8/10/21		235,000	233,863
4.337% 1/10/28		200,000	199,579
4.95% 1/10/47		200,000	200,184
BB&T
2.05% 5/10/21		550,000	541,211
2.45% 1/15/20		120,000	121,127
Citigroup 3.887% 1/10/28 ●		165,000	165,151
Citizens Bank
2.55% 5/13/21		250,000	249,116
Citizens Financial Group
4.30% 12/3/25		115,000	116,955
Compass Bank
3.875% 4/10/25		250,000	239,771
Cooperatieve Rabobank
3.75% 7/21/26		250,000	243,869
Credit Suisse Group 144A
6.25% 12/29/49 #●		400,000	395,700
Credit Suisse Group Funding
Guernsey 4.55% 4/17/26		360,000	370,224
Fifth Third Bancorp
2.875% 7/27/20		50,000	50,845
Fifth Third Bank
3.85% 3/15/26		450,000	452,686
Goldman Sachs Group
3.50% 11/16/26		120,000	117,129
3.85% 1/26/27		200,000	200,132
5.15% 5/22/45		255,000	264,790
HSBC Holdings
4.375% 11/23/26		200,000	201,449
Huntington Bancshares
2.30% 1/14/22		160,000	155,335
JPMorgan Chase & Co.
3.625% 12/1/27		235,000	226,766
3.782% 2/1/28 ●		325,000	326,537
4.25% 10/1/27		540,000	551,733
KeyBank 3.40% 5/20/26		550,000	535,899
KeyCorp 5.00% 12/29/49 ●		250,000	238,437
Landwirtschaftliche
Rentenbank
5.375% 4/23/24	NZD	38,000	30,072
Lloyds Banking Group
3.00% 1/11/22		200,000	199,491
3.75% 1/11/27		270,000	265,942
7.50% 4/30/49 ●		200,000	207,958
Morgan Stanley
2.625% 11/17/21		380,000	374,555
3.95% 4/23/27		105,000	102,831
4.375% 1/22/47		410,000	407,591

(continues)     NQ-DPT-164 [1/17] 3/17 (18781) 5

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Nationwide Building
Society 144A
4.00% 9/14/26 #	250,000	$238,281
PNC Bank
2.30% 6/1/20	250,000	250,694
2.45% 11/5/20	250,000	251,210
6.875% 4/1/18	250,000	264,159
PNC Financial Services Group
5.00% 12/29/49 ●	160,000	158,000
Popular 7.00% 7/1/19	315,000	330,750
Royal Bank of Scotland Group
3.875% 9/12/23	200,000	194,612
8.625% 12/29/49 ●	400,000	414,000
Santander UK Group Holdings
3.571% 1/10/23	200,000	200,497
State Street
2.55% 8/18/20	120,000	121,473
3.10% 5/15/23	65,000	65,698
3.55% 8/18/25	130,000	132,919
SunTrust Bank
3.30% 5/15/26	200,000	193,472
SunTrust Banks
2.70% 1/27/22	55,000	54,803
SVB Financial Group
3.50% 1/29/25	120,000	115,877
Swedbank 144A
2.65% 3/10/21 #	200,000	200,568
Toronto-Dominion Bank
2.125% 4/7/21	110,000	108,483
2.50% 12/14/20	95,000	95,414
3.625% 9/15/31 ●	155,000	151,263
UBS Group
6.875% 12/29/49 ●	330,000	329,492
UBS Group Funding Jersey
144A 2.65% 2/1/22 #	400,000	388,635
144A 4.125% 4/15/26 #	345,000	349,317
US Bancorp
2.375% 7/22/26	315,000	292,730
2.625% 1/24/22	40,000	40,105
3.10% 4/27/26	140,000	136,631
3.60% 9/11/24	40,000	40,879
USB Capital IX
3.50% 10/29/49 ●	355,000	294,650
Wells Fargo & Co.
3.069% 1/24/23	55,000	54,966
4.75% 12/7/46	210,000	214,565
Wells Fargo Bank
2.15% 12/6/19	300,000	299,916
Wells Fargo Capital X
5.95% 12/15/36	55,000	58,231
Westpac Banking
4.322% 11/23/31 ●	125,000	124,581
Woori Bank 144A
4.75% 4/30/24 #	200,000	204,593
Zions Bancorporation
4.50% 6/13/23	55,000	56,417
		17,046,790
Basic Industry – 2.97%
BHP Billiton Finance
USA 144A
6.25% 10/19/75 #●	400,000	440,600
CF Industries
144A 3.40% 12/1/21 #	55,000	54,933
144A 4.50% 12/1/26 #	110,000	110,338
Dow Chemical
8.55% 5/15/19	209,000	239,043
Eastman Chemical
4.65% 10/15/44	205,000	207,223
Freeport-McMoRan
4.55% 11/14/24	375,000	353,437
Georgia-Pacific
144A 2.539% 11/15/19 #	15,000	15,203
8.00% 1/15/24	310,000	393,711
Hudbay Minerals 144A
7.625% 1/15/25 #	155,000	166,625
International Paper
4.40% 8/15/47	240,000	230,766
5.15% 5/15/46	145,000	153,590
INVISTA Finance 144A
4.25% 10/15/19 #	80,000	80,811
NOVA Chemicals 144A
5.00% 5/1/25 #	55,000	55,275
OCP 144A 4.50% 10/22/25 #	200,000	192,365
Potash Corp. of Saskatchewan
4.00% 12/15/26	230,000	231,510
Steel Dynamics
5.50% 10/1/24	355,000	377,631
Suzano Austria 144A
5.75% 7/14/26 #	300,000	301,140
Vale Overseas
5.875% 6/10/21	130,000	139,425
Vedanta Resources 144A
6.375% 7/30/22 #	200,000	200,800
Westlake Chemical 144A
5.00% 8/15/46 #	90,000	90,522

6 NQ-DPT-164 [1/17] 3/17 (18781)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
WR Grace & Co.-Conn 144A
5.625% 10/1/24 #	63,000	$66,623
		4,101,571
Brokerage – 0.40%
Affiliated Managers Group
3.50% 8/1/25	105,000	100,665
E*TRADE Financial
5.875% 12/29/49 ●	160,000	160,624
Jefferies Group
4.85% 1/15/27	65,000	64,933
6.45% 6/8/27	30,000	33,250
6.50% 1/20/43	65,000	66,675
Lazard Group
3.625% 3/1/27	10,000	9,681
3.75% 2/13/25	125,000	123,490
		559,318
Capital Goods – 2.47%
Ardagh Packaging
Finance 144A
6.00% 2/15/25 #	345,000	348,019
Ball 5.25% 7/1/25	330,000	347,837
CCL Industries 144A
3.25% 10/1/26 #	95,000	90,398
Cemex 144A
7.75% 4/16/26 #	200,000	223,340
Crane
2.75% 12/15/18	20,000	20,305
4.45% 12/15/23	95,000	98,694
Crown Americas 144A
4.25% 9/30/26 #	200,000	191,500
Fortune Brands Home &
Security 3.00% 6/15/20	70,000	70,678
General Electric
2.10% 12/11/19	130,000	130,988
5.55% 5/4/20	10,000	11,120
6.00% 8/7/19	90,000	99,329
LafargeHolcim Finance
U.S. 144A
3.50% 9/22/26 #	400,000	388,800
Lennox International
3.00% 11/15/23	100,000	97,693
Masco 3.50% 4/1/21	395,000	405,017
Parker-Hannifin
3.30% 11/21/24	10,000	10,171
Roper Technologies
2.80% 12/15/21	80,000	80,024
3.80% 12/15/26	70,000	69,964
St Marys Cement
Canada 144A
5.75% 1/28/27 #	200,000	196,250
United Rentals North America
5.875% 9/15/26	400,000	417,500
United Technologies
3.75% 11/1/46	125,000	117,728
		3,415,355
Communications – 5.00%
21st Century Fox America
4.95% 10/15/45	175,000	177,461
AT&T
3.20% 3/1/22	10,000	9,992
4.35% 6/15/45	155,000	133,576
4.50% 3/9/48	335,000	293,587
5.25% 3/1/37	150,000	149,293
CC Holdings GS V
3.849% 4/15/23	65,000	66,534
Charter Communications
Operating
4.908% 7/23/25	235,000	246,823
Cincinnati Bell 144A
7.00% 7/15/24 #	160,000	169,400
Columbus Cable
Barbados 144A
7.375% 3/30/21 #	200,000	213,000
Comcast 3.00% 2/1/24	195,000	193,071
Crown Castle International
4.00% 3/1/27	20,000	19,999
5.25% 1/15/23	150,000	163,507
Crown Castle Towers 144A
4.883% 8/15/20 #	275,000	293,222
CSC Holdings 144A
5.50% 4/15/27 #	200,000	203,250
Deutsche Telekom
International Finance
144A 2.485% 9/19/23 #	505,000	483,052
144A 3.60% 1/19/27 #	150,000	148,494
DISH DBS 7.75% 7/1/26	295,000	330,309
Frontier Communications
10.50% 9/15/22	80,000	83,950
GTP Acquisition Partners I
144A 2.35% 6/15/20 #	100,000	98,395
Midcontinent
Communications 144A
6.875% 8/15/23 #	155,000	167,206
Millicom International
Cellular 144A
6.00% 3/15/25 #	200,000	204,392

(continues)     NQ-DPT-164 [1/17] 3/17 (18781) 7

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Nielsen Co.
Luxembourg 144A
5.00% 2/1/25 #	345,000	$343,275
SBA Tower Trust
144A 2.24% 4/16/18 #	45,000	45,089
144A 2.898% 10/15/19 #	60,000	60,414
Sirius XM Radio 144A
5.375% 4/15/25 #	330,000	337,837
Sky 144A 3.75% 9/16/24 #	345,000	345,058
Sprint Communications 144A
7.00% 3/1/20 #	270,000	293,963
Time Warner Cable
7.30% 7/1/38	395,000	485,019
Unitymedia 144A
6.125% 1/15/25 #	200,000	207,750
Verizon Communications
4.125% 8/15/46	140,000	121,049
4.522% 9/15/48	130,000	117,896
Viacom 3.45% 10/4/26	95,000	88,352
Wind Acquisition
Finance 144A
7.375% 4/23/21 #	200,000	208,480
WPP Finance 2010
5.625% 11/15/43	50,000	54,023
Zayo Group 144A
5.75% 1/15/27 #	345,000	353,625
		6,910,343
Consumer Cyclical – 4.25%
Adient Global Holdings 144A
4.875% 8/15/26 #	200,000	196,876
Boyd Gaming 144A
6.375% 4/1/26 #	320,000	344,800
CVS Health 5.00% 12/1/24	375,000	408,656
Daimler Finance North
America
144A 3.30% 5/19/25 #	150,000	149,658
144A 3.45% 1/6/27 #	150,000	149,674
Ford Motor Credit
2.24% 6/15/18	465,000	466,757
General Motors Financial
3.45% 1/14/22	40,000	40,004
3.45% 4/10/22	30,000	29,981
3.70% 5/9/23	170,000	168,838
4.00% 10/6/26	195,000	189,307
5.25% 3/1/26	185,000	195,960
GLP Capital 5.375% 4/15/26	250,000	260,937
Goodyear Tire & Rubber
5.00% 5/31/26	330,000	333,300
Hyundai Capital America
144A 2.55% 2/6/19 #	75,000	75,388
144A 3.00% 3/18/21 #	120,000	120,275
JD.com 3.125% 4/29/21	200,000	198,096
Lennar 4.875% 12/15/23	165,000	168,713
Levi Strauss & Co.
5.00% 5/1/25	195,000	196,828
Live Nation
Entertainment 144A
4.875% 11/1/24 #	195,000	195,487
Lowe’s
3.375% 9/15/25	105,000	106,737
3.70% 4/15/46	150,000	138,744
Marriott International
3.75% 3/15/25	145,000	146,016
4.50% 10/1/34	20,000	20,006
Mastercard 3.80% 11/21/46	30,000	29,149
MGM Growth Properties
Operating
Partnership 144A
4.50% 9/1/26 #	250,000	240,625
Murphy Oil USA
6.00% 8/15/23	190,000	199,975
PulteGroup 5.00% 1/15/27	170,000	167,663
Starbucks 2.45% 6/15/26	80,000	76,103
Target 3.625% 4/15/46	225,000	203,879
Toyota Motor Credit
2.80% 7/13/22	140,000	141,459
Walgreens Boots Alliance
3.10% 6/1/23	325,000	324,774
3.45% 6/1/26	195,000	190,475
		5,875,140
Consumer Non-Cyclical – 5.44%
Abbott Laboratories
4.90% 11/30/46	195,000	197,253
ACCO Brands 144A
5.25% 12/15/24 #	455,000	459,027
Altria Group
3.875% 9/16/46	180,000	165,411
Anheuser-Busch InBev
Finance 3.65% 2/1/26	740,000	746,249
Aramark Services 144A
4.75% 6/1/26 #	230,000	229,425
Becle 144A 3.75% 5/13/25 #	150,000	143,976
Biogen 5.20% 9/15/45	140,000	150,256
BRF 144A 4.35% 9/29/26 #	200,000	189,250
Celgene 3.25% 8/15/22	425,000	430,133

8 NQ-DPT-164 [1/17] 3/17 (18781)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Gilead Sciences
4.15% 3/1/47	270,000	$253,373
Gruma 144A
4.875% 12/1/24 #	200,000	207,690
HCA 5.375% 2/1/25	335,000	342,119
JBS USA 144A
5.75% 6/15/25 #	90,000	92,475
Kroger 4.45% 2/1/47	140,000	137,136
Molson Coors Brewing
3.00% 7/15/26	165,000	155,512
4.20% 7/15/46	115,000	106,610
Mylan 144A
3.95% 6/15/26 #	295,000	279,761
New York & Presbyterian
Hospital 4.063% 8/1/56	130,000	122,727
Pernod Ricard
144A 3.25% 6/8/26 #	165,000	158,945
144A 4.45% 1/15/22 #	300,000	319,660
Pfizer 3.00% 12/15/26	160,000	157,348
Revlon Consumer Products
6.25% 8/1/24	160,000	166,000
Reynolds American
4.00% 6/12/22	165,000	172,559
Scotts Miracle-Gro 144A
5.25% 12/15/26 #	195,000	196,829
Shire Acquisitions Investments
Ireland
2.40% 9/23/21	160,000	155,624
2.875% 9/23/23	150,000	143,486
Sigma Alimentos 144A
4.125% 5/2/26 #	200,000	188,600
St. Jude Medical
2.80% 9/15/20	75,000	75,449
Sysco 3.30% 7/15/26	380,000	372,443
Tempur Sealy International
5.50% 6/15/26	335,000	330,813
Thermo Fisher Scientific
3.00% 4/15/23	545,000	538,282
Zimmer Biomet Holdings
4.625% 11/30/19	120,000	126,824
		7,511,245
Electric – 6.42%
AES 5.50% 4/15/25	110,000	111,925
AES Gener 144A
5.25% 8/15/21 #	200,000	212,080
Ameren 3.65% 2/15/26	300,000	301,720
Ameren Illinois
9.75% 11/15/18	295,000	335,701
American Transmission
Systems 144A
5.25% 1/15/22 #	50,000	55,545
Berkshire Hathaway Energy
3.75% 11/15/23	345,000	362,326
Black Hills
3.15% 1/15/27	70,000	66,756
3.95% 1/15/26	45,000	46,050
Calpine
144A 5.25% 6/1/26 #	125,000	126,563
5.50% 2/1/24	65,000	63,700
CenterPoint Energy
5.95% 2/1/17	5,000	5,000
Cleveland Electric Illuminating
5.50% 8/15/24	75,000	85,919
CMS Energy 6.25% 2/1/20	120,000	133,311
ComEd Financing III
6.35% 3/15/33	60,000	63,205
Commonwealth Edison
4.35% 11/15/45	135,000	141,954
Consumers Energy
3.25% 8/15/46	195,000	172,889
4.10% 11/15/45	40,000	40,761
Dominion Resources
2.85% 8/15/26	30,000	28,138
3.90% 10/1/25	240,000	245,654
DTE Energy
2.85% 10/1/26	190,000	177,260
3.30% 6/15/22	115,000	117,284
Duke Energy
2.65% 9/1/26	30,000	28,074
4.80% 12/15/45	90,000	95,884
Duke Energy Carolinas
3.875% 3/15/46	55,000	53,830
Dynegy 7.625% 11/1/24	176,000	168,520
Emera 6.75% 6/15/76 ●	215,000	235,425
Emera U.S. Finance
3.55% 6/15/26	25,000	24,565
4.75% 6/15/46	260,000	265,286
Enel 144A
8.75% 9/24/73 #●	200,000	228,500
Enel Americas
4.00% 10/25/26	30,000	29,280
Enel Finance
International 144A
6.00% 10/7/39 #	100,000	114,345

(continues)     NQ-DPT-164 [1/17] 3/17 (18781) 9

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Electric (continued)
Entergy
2.95% 9/1/26	40,000	$37,824
4.00% 7/15/22	40,000	41,906
Entergy Louisiana
4.05% 9/1/23	315,000	333,145
4.95% 1/15/45	10,000	10,281
Entergy Mississippi
2.85% 6/1/28	115,000	109,368
Exelon 3.95% 6/15/25	220,000	224,777
Fortis 144A
3.055% 10/4/26 #	280,000	261,421
Great Plains Energy
4.85% 6/1/21	35,000	37,497
Indiana Michigan Power
3.20% 3/15/23	10,000	10,123
4.55% 3/15/46	45,000	47,358
IPALCO Enterprises
3.45% 7/15/20	115,000	117,875
5.00% 5/1/18	35,000	36,225
ITC Holdings 3.25% 6/30/26	50,000	48,693
Kansas City Power & Light
3.65% 8/15/25	220,000	221,961
LG&E & KU Energy
4.375% 10/1/21	165,000	175,448
Louisville Gas & Electric
3.30% 10/1/25	15,000	15,258
4.375% 10/1/45	40,000	42,494
Massachusetts Electric 144A
4.004% 8/15/46 #	295,000	284,755
Metropolitan Edison 144A
4.00% 4/15/25 #	110,000	111,326
MidAmerican Energy
4.25% 5/1/46	115,000	119,527
National Rural Utilities
Cooperative Finance
2.85% 1/27/25	430,000	423,464
4.75% 4/30/43 ●	70,000	70,747
5.25% 4/20/46 ●	60,000	62,497
New York State Electric &
Gas 144A
3.25% 12/1/26 #	145,000	144,106
NextEra Energy Capital
Holdings 3.625% 6/15/23	145,000	148,534
NV Energy 6.25% 11/15/20	75,000	84,908
Pennsylvania Electric
5.20% 4/1/20	140,000	149,787
Public Service Co. of
New Hampshire
3.50% 11/1/23	45,000	46,118
Public Service Co. of
Oklahoma 5.15% 12/1/19	325,000	350,679
SCANA 4.125% 2/1/22	95,000	96,217
Southern
2.75% 6/15/20	180,000	182,321
3.25% 7/1/26	175,000	169,847
4.40% 7/1/46	145,000	144,082
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	70,000	71,472
Wisconsin Electric Power
4.30% 12/15/45	140,000	145,456
Xcel Energy 3.30% 6/1/25	160,000	160,187
		8,875,134
Energy – 5.28%
AmeriGas Partners
5.50% 5/20/25	325,000	334,344
Anadarko Petroleum
6.60% 3/15/46	365,000	459,169
Antero Resources 144A
5.00% 3/1/25 #	355,000	348,787
BP Capital Markets
3.216% 11/28/23	240,000	241,140
3.561% 11/1/21	60,000	62,689
Cheniere Corpus Christi
Holdings 144A
5.875% 3/31/25 #	160,000	169,800
CNOOC Finance 2015
Australia 2.625% 5/5/20	200,000	199,540
ConocoPhillips
4.95% 3/15/26	280,000	308,001
Dominion Gas Holdings
4.60% 12/15/44	95,000	95,781
Empresa Nacional del
Petroleo 144A
4.75% 12/6/21 #	170,000	177,691
Enbridge
4.25% 12/1/26	70,000	72,171
6.00% 1/15/77 ●	120,000	121,800
Energy Transfer Partners
4.20% 4/15/27	30,000	29,825
6.125% 12/15/45	255,000	279,030
9.70% 3/15/19	59,000	67,745
EnLink Midstream Partners
4.85% 7/15/26	100,000	103,048
Enterprise Products Operating
7.034% 1/15/68 ●	30,000	31,345
Kinder Morgan Energy
Partners 5.80% 3/1/21	130,000	143,716
MPLX 4.875% 6/1/25	115,000	120,973

10 NQ-DPT-164 [1/17] 3/17 (18781)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Murphy Oil 6.875% 8/15/24	385,000	$413,875
Nabors Industries 144A
5.50% 1/15/23 #	287,000	301,350
Newfield Exploration
5.75% 1/30/22	385,000	411,950
Noble Energy
5.05% 11/15/44	65,000	66,681
Pertamina Persero 144A
4.875% 5/3/22 #	200,000	207,565
Petrobras Global Finance
5.375% 1/27/21	30,000	30,300
7.375% 1/17/27	25,000	26,080
8.375% 5/23/21	55,000	61,314
Petroleos Mexicanos
144A 4.607% 3/11/22 #●	90,000	93,600
6.75% 9/21/47	55,000	52,041
Petronas Global Sukuk 144A
2.707% 3/18/20 #	200,000	202,138
Plains All American Pipeline
4.50% 12/15/26	190,000	192,630
8.75% 5/1/19	100,000	113,474
Regency Energy Partners
5.00% 10/1/22	170,000	183,105
Shell International Finance
2.875% 5/10/26	95,000	91,271
4.00% 5/10/46	225,000	216,860
4.375% 5/11/45	50,000	50,963
Southwestern Energy
4.95% 1/23/25	250,000	251,875
Sunoco Logistics Partners
Operations
3.45% 1/15/23	70,000	69,571
Tengizchevroil Finance Co.
International 144A
4.00% 8/15/26 #	200,000	188,238
Transcanada Trust
5.875% 8/15/76 ●	135,000	143,100
Transocean Proteus 144A
6.25% 12/1/24 #	250,000	260,313
Woodside Finance
144A 3.65% 3/5/25 #	65,000	63,770
144A 3.70% 9/15/26 #	85,000	83,004
144A 8.75% 3/1/19 #	140,000	157,777
		7,299,440
Finance Companies – 1.69%
AerCap Global Aviation
Trust 144A
6.50% 6/15/45 #●	400,000	414,000
AerCap Ireland Capital
3.95% 2/1/22	450,000	459,324
Air Lease 3.00% 9/15/23	140,000	136,010
Aviation Capital Group
144A 2.875% 9/17/18 #	15,000	15,206
144A 2.875% 1/20/22 #	200,000	198,487
144A 4.875% 10/1/25 #	185,000	198,272
Equate Petrochemical 144A
3.00% 3/3/22 #	200,000	194,386
Park Aerospace
Holdings 144A
5.50% 2/15/24 #	280,000	288,050
Peachtree Corners Funding
Trust 144A
3.976% 2/15/25 #	235,000	231,837
SMBC Aviation Capital
Finance 144A
2.65% 7/15/21 #	200,000	194,028
		2,329,600
Insurance – 1.25%
Allstate 3.28% 12/15/26	45,000	44,892
Berkshire Hathaway
2.75% 3/15/23	80,000	79,968
Berkshire Hathaway Finance
2.90% 10/15/20	65,000	67,045
Five Corners Funding
Trust 144A
4.419% 11/15/23 #	100,000	106,122
Highmark 144A
6.125% 5/15/41 #	10,000	9,297
Liberty Mutual Group 144A
4.95% 5/1/22 #	25,000	27,193
Metropolitan Life Global
Funding I 144A
3.45% 12/18/26 #	390,000	391,949
Principal Life Global Funding
II 144A 3.00% 4/18/26 #	105,000	101,855
Prudential Financial
5.375% 5/15/45 ●	85,000	87,763
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	90,000	91,628
144A 4.125% 11/1/24 #	460,000	468,480
XLIT
4.45% 3/31/25	85,000	85,073
5.50% 3/31/45	135,000	132,600
6.50% 12/29/49 ●	45,000	38,025
		1,731,890

(continues)     NQ-DPT-164 [1/17] 3/17 (18781) 11

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Natural Gas – 0.24%
KeySpan Gas East 144A
2.742% 8/15/26 #	155,000	$148,159
Southern Co. Gas Capital
3.25% 6/15/26	95,000	93,132
3.95% 10/1/46	90,000	84,210
		325,501
REITs – 1.36%
Alexandria Real Estate
Equities 3.95% 1/15/27	45,000	44,834
American Tower
2.80% 6/1/20	70,000	70,174
3.30% 2/15/21	145,000	146,779
4.00% 6/1/25	220,000	220,790
4.40% 2/15/26	70,000	72,012
American Tower Trust #1
144A 3.07% 3/15/23 #	65,000	64,749
Corporate Office Properties
3.60% 5/15/23	45,000	43,819
5.25% 2/15/24	55,000	57,957
CubeSmart 3.125% 9/1/26	135,000	127,378
DDR 7.875% 9/1/20	165,000	192,176
Education Realty Operating
Partnership
4.60% 12/1/24	110,000	110,686
Hospitality Properties Trust
4.50% 6/15/23	30,000	30,490
4.50% 3/15/25	65,000	63,622
Host Hotels & Resorts
3.75% 10/15/23	135,000	134,496
Kite Realty Group
4.00% 10/1/26	45,000	43,465
Lifestorage 3.50% 7/1/26	100,000	95,986
Regency Centers
3.60% 2/1/27	70,000	69,610
Trust F 144A
5.25% 1/30/26 #	200,000	190,000
UDR 4.00% 10/1/25	40,000	40,928
WP Carey 4.60% 4/1/24	55,000	56,318
		1,876,269
Technology – 1.82%
Analog Devices
2.50% 12/5/21	25,000	24,769
3.50% 12/5/26	80,000	78,791
Apple 3.45% 2/9/45	140,000	123,059
Broadcom
144A 3.00% 1/15/22 #	140,000	139,530
144A 3.625% 1/15/24 #	285,000	284,736
144A 3.875% 1/15/27 #	75,000	74,765
CDK Global 5.00% 10/15/24	110,000	110,137
Cisco Systems
1.85% 9/20/21	135,000	131,893
Diamond 1 Finance
144A 6.02% 6/15/26 #	220,000	237,934
144A 8.10% 7/15/36 #	15,000	18,163
Fidelity National Information
Services
3.00% 8/15/26	45,000	42,430
5.00% 10/15/25	255,000	277,657
Microsoft
2.40% 2/6/22	40,000	40,011
2.875% 2/6/24	45,000	44,932
4.10% 2/6/37	155,000	157,376
4.25% 2/6/47	155,000	156,851
4.50% 2/6/57	95,000	96,520
NXP 144A 4.625% 6/1/23 #	335,000	355,100
Oracle 4.00% 7/15/46	85,000	79,975
Tech Data 3.70% 2/15/22	45,000	44,917
		2,519,546
Transportation – 1.62%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #◆	62,416	61,870
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ◆	30,989	31,066
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ◆	92,923	91,413
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ◆	34,172	34,386
American Airlines 2016-1
Class AA Pass Through
Trust 3.575% 1/15/28 ◆	63,356	63,594
Avis Budget Car Rental 144A
6.375% 4/1/24 #	165,000	162,937
Burlington Northern Santa Fe
4.70% 9/1/45	550,000	604,765
CSX 3.80% 11/1/46	80,000	72,825
ERAC USA Finance
144A 3.30% 12/1/26 #	210,000	201,288
144A 4.20% 11/1/46 #	55,000	50,761
Penske Truck Leasing 144A
3.30% 4/1/21 #	410,000	415,560
Transurban Finance 144A
3.375% 3/22/27 #	60,000	57,054

12 NQ-DPT-164 [1/17] 3/17 (18781)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Transportation (continued)
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 ◆	27,456	$28,211
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 ◆	65,963	66,952
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28 ◆	105,000	102,244
United Parcel Service
5.125% 4/1/19	175,000	187,730
		2,232,656
Total Corporate Bonds (cost $72,879,958)		72,609,798

Loan Agreements – 8.63%«
Accudyne Industries Borrower
1st Lien 4.00% 12/13/19	140,000	132,947
Air Medical Group Holdings
Tranche B 1st Lien
4.25% 4/28/22	477,026	476,281
Albertsons Tranche B 1st Lien
3.778% 8/25/21	270,000	271,755
Amaya Holdings 1st Lien
5.00% 8/1/21	129,671	130,562
American Airlines Tranche B
1st Lien 3.267% 12/14/23	270,000	271,890
Applied Systems 2nd Lien
7.50% 1/23/22	130,000	131,110
Aramark Services Tranche E
1st Lien 3.498% 9/7/19	45,368	45,859
Ardagh Holdings USA Tranche
B 1st Lien
4.009% 12/17/21	270,000	273,502
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	130,000	130,650
8.50% 1/27/25	86,000	87,505
Blue Ribbon Tranche 1st Lien
5.00% 11/13/21	130,000	128,822
Builders FirstSource Tranche B
1st Lien 4.75% 7/31/22	373,125	374,913
BWAY Holding Tranche B 1st
Lien 4.75% 8/14/23	129,675	130,904
Caesars Growth Properties
Holdings Tranche B 1st Lien
6.25% 5/8/21	129,668	130,883
Calpine Construction Finance
Tranche B 1st Lien
3.02% 5/3/20	324,285	325,028
Charter Communications
Operating Tranche F 1st
Lien 2.00% 1/3/21	216,985	217,609
Communications Sale &
Leasing Tranche B 1st Lien
4.50% 10/24/22	270,000	273,239
Community Health Systems
Tranche H 1st Lien
4.00% 1/27/21	165,022	156,462
DaVita Tranche B 1st Lien
3.53% 6/24/21	630,375	639,535
FCA US Tranche B
1st Lien 3.528% 5/24/17	111,448	111,584
First Data Tranche B 1st Lien
3.584% 3/24/21	317,829	319,940
First Eagle Holdings Tranche B
1st Lien 4.998% 12/1/22	205,000	206,794
Flying Fortress Tranche B 1st
Lien 3.248% 10/20/22	340,000	342,720
FMG Resources August 2006
1st Lien 3.75% 6/30/19	271,241	273,162
Gates Global 1st Lien
4.25% 7/6/21	124,676	124,560
HCA Tranche B6 1st Lien
4.028% 3/17/23	93,791	94,795
Hilton Worldwide Finance
Tranche B1 1st Lien
3.50% 10/26/20	275,000	277,578
Houghton International
1st Lien 4.25% 12/20/19	187,200	188,838
inVentiv Group Holdings
Tranche B 1st Lien
4.75% 11/9/23	270,000	272,338
JC Penney Tranche B 1st Lien
5.25% 6/23/23	317,987	319,312
Keurig Green Mountain
Tranche B 1st Lien
5.313% 3/3/23	168,813	171,577
KIK Custom Products 1st Lien
5.50% 8/26/22	324,179	327,826
Kinetic Concepts Tranche F1
1st Lien 5.00% 11/4/20	330,161	331,124
Landry’s 1st Lien
4.00% 10/4/23	135,000	136,471
Las Vegas Sands Tranche B 1st
Lien 3.02% 12/19/20	135,000	135,844
Level 3 Financing Tranche B
1st Lien 4.00% 1/15/20	385,000	388,128

(continues)     NQ-DPT-164 [1/17] 3/17 (18781) 13

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Loan Agreements« (continued)
MGM Growth Properties
Operating Partnership
Tranche B 1st Lien
3.52% 4/25/23	347,375	$350,197
Nature’s Bounty Tranche B 1st
Lien 5.00% 5/5/23	157,043	158,352
NXP Tranche B 1st Lien
3.27% 12/7/20	129,675	130,459
ON Semiconductor Tranche B
1st Lien 4.028% 3/31/23	324,188	327,947
Penn National Gaming
Tranche B 1st Lien
3.25% 1/19/24	340,000	341,700
PQ 1st Lien 5.289% 11/4/22	254,363	257,724
Radiate Holdco 1st Lien
3.75% 12/9/23	205,000	206,904
Scientific Games International
6.00% 10/18/20	129,666	131,092
SFR Group Tranche B 1st Lien
5.289% 1/15/24	347,375	351,066
Sinclair Television Group
Tranche B2 1st Lien
3.03% 1/3/24	299,595	300,942
Solera Tranche B 1st Lien
5.75% 3/3/23	133,988	135,560
Tennessee Merger Sub
Tranche B 1st Lien
3.75% 1/12/24	350,000	350,000
Univision Communications
Tranche C4 1st Lien
4.00% 3/1/20	327,699	328,814
USI Tranche B 1st Lien
4.25% 12/27/19	205,000	205,854
Total Loan Agreements
(cost $11,904,615)		11,928,658

Municipal Bonds – 0.78%
Bay Area Toll Authority
(Build America Bonds)
Series S-3 6.907%
10/1/50	175,000	246,950
California State
(Build America Bonds)
7.55% 4/1/39	140,000	206,686
Commonwealth of
Massachusetts
Series C 5.00% 10/1/25	85,000	103,366
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	95,000	133,129
Series F 7.414% 1/1/40	45,000	65,425
New York City, New York
Series C 5.00% 8/1/26	25,000	29,905
Series C 5.00% 8/1/27	35,000	41,515
South Carolina Public Service
Authority
Series D 4.77% 12/1/45	55,000	56,714
Texas Water Development
Board
5.00% 10/15/46	125,000	142,854
Series A 5.00% 10/15/45	45,000	51,074
Total Municipal Bonds
(cost $1,147,318)		1,077,618

Non-Agency Asset-Backed Securities – 3.95%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	32,331	33,132
Ally Master Owner Trust
Series 2012-5 A
1.54% 9/15/19	110,000	110,124
Series 2014-4 A2
1.43% 6/17/19	185,000	185,012
ARI Fleet Lease Trust
Series 2015-A A2 144A
1.11% 11/15/18 #	43,679	43,651
Avis Budget Rental Car
Funding AESOP
Series 2013-1A A 144A
1.92% 9/20/19 #	100,000	99,496
Bank of America Credit Card
Trust
Series 2016-A1 A
1.158% 10/15/21 ●	130,000	130,564
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	3,057	3,057
Capital One Multi-Asset
Execution Trust
Series 2007-A2 A2
0.848% 12/16/19 ●	100,000	100,000
Series 2014-A4 A4
1.128% 6/15/22 ●	80,000	80,198
Chase Issuance Trust
Series 2007-C1 C1
1.227% 4/15/19 ●	100,000	100,012
Series 2013-A6 A6
1.188% 7/15/20 ●	200,000	200,647

14 NQ-DPT-164 [1/17] 3/17 (18781)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
CNH Equipment Trust
Series 2016-B A2B
1.168% 10/15/19 ●	24,774	$24,760
Discover Card Execution Note
Trust
Series 2013-A1 A1
1.068% 8/17/20 ●	200,000	200,219
Series 2014-A1 A1
1.198% 7/15/21 ●	200,000	200,698
Series 2016-A2 A2
1.307% 9/15/21 ●	100,000	100,659
Series 2017-A1 A1
1.252% 7/15/24 ●	155,000	155,008
Ford Credit Auto Lease Trust
Series 2015-A A3
1.13% 6/15/18	64,010	64,005
Ford Credit Auto Owner Trust
Series 2016-2 A 144A
2.03% 12/15/27 #	245,000	241,373
Series 2016-B A2B
1.078% 3/15/19 ●	89,471	89,517
Golden Credit Card Trust
Series 2014-2A A 144A
1.217% 3/15/21 #●	450,000	450,665
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	47,750	42,306
Hyundai Auto Lease
Securitization Trust
Series 2016-C A3 144A
1.49% 2/18/20 #	100,000	99,847
Hyundai Auto Receivables
Trust
Series 2015-C A2B
1.138% 11/15/18 ●	59,457	59,467
Mercedes-Benz Auto Lease
Trust
Series 2016-A A2B
1.328% 7/16/18 ●	58,072	58,137
Mercedes-Benz Master Owner
Trust
Series 2016-AA A 144A
1.347% 5/15/20 #●	100,000	100,304
Navistar Financial Dealer Note
Master Owner Trust II
Series 2016-1 A 144A
2.121% 9/27/21 #●	65,000	64,798
NextGear Floorplan Master
Owner Trust
Series 2014-1A A 144A
1.92% 10/15/19 #	115,000	115,004
Nissan Auto Lease Trust
Series 2015-B A2B
1.298% 12/15/17 ●	36,758	36,784
Series 2016-A A2B
1.148% 8/15/18 ●	74,579	74,644
Series 2016-B A3
1.50% 7/15/19	100,000	99,876
Penarth Master Issuer
Series 2015-1A A1 144A
1.168% 3/18/19 #●	150,000	149,983
Series 2015-2A A1 144A
1.168% 5/18/19 #●	200,000	200,028
PFS Financing
Series 2015-AA A 144A
1.388% 4/15/20 #●	100,000	99,825
Synchrony Credit Card Master
Note Trust
Series 2012-6 A
1.36% 8/17/20	100,000	100,064
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	79,528	79,662
Toyota Auto Receivables
Owner Trust
Series 2016-B A2B
1.018% 10/15/18 ●	74,104	74,146
Verizon Owner Trust
Series 2016-2A A 144A
1.68% 5/20/21 #	100,000	99,538
Volkswagen Credit Auto
Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	270,000	269,799
Volvo Financial Equipment
Series 2014-1A A3 144A
0.82% 4/16/18 #	8,912	8,905
Series 2014-1A B 144A
1.66% 11/16/20 #	100,000	99,826
Wells Fargo Dealer Floorplan
Master Note Trust
Series 2014-2 A
1.227% 10/20/19 ●	825,000	825,376
Wheels
Series 2014-1A A2 144A
0.84% 3/20/23 #	14,780	14,771
World Financial Network
Credit Card Master Trust
Series 2015-A A
1.248% 2/15/22 ●	75,000	75,148
Total Non-Agency Asset-Backed Securities
(cost $5,467,686)		5,461,035

(continues)     NQ-DPT-164 [1/17] 3/17 (18781) 15

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations – 1.85%
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.822% 11/25/36 ϕ	300,000	$306,518
Fannie Mae Connecticut
Avenue Securities
Series 2017-C01
1M1 144A
2.073% 7/25/29 #●	80,000	80,178
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2017-DNA1 M2
4.029% 7/25/29 ●	500,000	500,000
JPMorgan Mortgage Trust
Series 2014-2 B1 144A
3.425% 6/25/29 #●	80,626	79,822
Series 2014-2 B2 144A
3.425% 6/25/29 #●	80,626	78,970
Series 2014-IVR6
2A4 144A
2.50% 7/25/44 #●	100,000	98,783
Series 2015-1 B1 144A
2.627% 12/25/44 #●	196,904	195,011
Series 2015-4 B1 144A
3.628% 6/25/45 #●	96,678	93,889
Series 2015-4 B2 144A
3.628% 6/25/45 #●	96,678	92,272
Series 2015-5 B2 144A
2.889% 5/25/45 #●	97,987	92,369
Series 2015-6 B1 144A
3.627% 10/25/45 #●	96,729	95,216
Series 2015-6 B2 144A
3.627% 10/25/45 #●	96,729	93,819
Series 2016-4 B1 144A
3.914% 10/25/46 #●	99,588	100,873
Series 2016-4 B2 144A
3.914% 10/25/46 #●	99,588	96,886
New Residential Mortgage
Loan Trust
Series 2015-2A A1 144A
3.75% 8/25/55 #●	81,824	84,398
Series 2016-4A A1 144A
3.75% 11/25/56 #●	95,586	98,978
Sequoia Mortgage Trust
Series 2013-11 B1 144A
3.668% 9/25/43 #●	92,469	92,635
Series 2014-2 A4 144A
3.50% 7/25/44 #●	45,212	44,972
Series 2015-1 B2 144A
3.88% 1/25/45 #●	42,947	42,394
Stru
Series IFF-1521 CS4
3.50% 12/31/49	100,000	14,000
Towd Point Mortgage Trust
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	82,307	82,314
WinWater Mortgage Loan
Trust
Series 2015-3 B1 144A
3.912% 3/20/45 #●	96,329	95,617
Total Non-Agency Collateralized Mortgage
Obligations (cost $2,527,951)		2,559,914

Non-Agency Commercial Mortgage-Backed Securities – 5.58%
Banc of America Commercial
Mortgage Trust
Series 2007-4 AM
5.818% 2/10/51 ●	60,000	60,936
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR18 A4
5.70% 6/11/50	47,218	48,077
CD Mortgage Trust
Series 2016-CD2 A3
3.248% 11/10/49	190,000	192,038
Series 2016-CD2 A4
3.526% 11/10/49 ●	80,000	82,262
CFCRE Commercial Mortgage
Trust
Series 2016-C7 A3
3.839% 12/10/54	75,000	77,867
Citigroup Commercial
Mortgage Trust
Series 2007-C6 AM
5.714% 12/10/49 ●	60,000	60,728
Series 2014-GC25 A4
3.635% 10/10/47	100,000	103,747
Series 2015-GC27 A5
3.137% 2/10/48	150,000	149,910
Series 2016-P3 A4
3.329% 4/15/49	110,000	110,993
Series 2016-P5 A4
2.941% 10/10/49	95,000	92,565
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	105,000	105,344
Series 2013-WWP A2
144A 3.424% 3/10/31 #	100,000	103,624
Series 2014-CR19 A5
3.796% 8/10/47	80,000	83,805

16 NQ-DPT-164 [1/17] 3/17 (18781)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust
Series 2014-CR20 AM
3.938% 11/10/47	350,000	$363,567
Series 2015-3BP A 144A
3.178% 2/10/35 #	130,000	130,087
Series 2015-CR23 A4
3.497% 5/10/48	130,000	133,075
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39	11,411	11,405
DB-JPM
Series 2016-C1 A4
3.276% 5/10/49	195,000	196,800
Series 2016-C1 B
4.195% 5/10/49 ●	25,000	26,290
Series 2016-C3 A5
2.89% 9/10/49	230,000	224,557
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	105,000	114,210
Series 2011-LC1A C 144A
5.685% 11/10/46 #●	135,000	149,646
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	850,000	884,211
Series 2014-GRCE B 144A
3.52% 6/10/28 #	200,000	206,543
GS Mortgage Securities Trust
Series 2010-C1 C 144A
5.635% 8/10/43 #●	100,000	106,748
Series 2014-GC24 A5
3.931% 9/10/47	465,000	491,962
Series 2015-GC32 A4
3.764% 7/10/48	75,000	78,321
JPM-DB Commercial
Mortgage Securities Trust
Series 2015-C33 A4
3.77% 12/15/48	255,000	265,077
Series 2016-C2 A4
3.144% 6/15/49	205,000	204,450
Series 2016-C4 A3
3.141% 12/15/49	140,000	139,105
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.524% 8/12/37 ●	20,000	20,983
Series 2013-LC11 B
3.499% 4/15/46	95,000	96,006
Series 2015-JP1 A5
3.914% 1/15/49	170,000	179,110
Series 2016-JP2 A4
2.822% 8/15/49	230,000	223,272
Series 2016-WIKI A 144A
2.798% 10/5/31 #	55,000	55,383
Series 2016-WIKI B 144A
3.201% 10/5/31 #	85,000	85,980
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●	71,908	62,560
Morgan Stanley BAML Trust
Series 2014-C17 A5
3.741% 8/15/47	100,000	104,595
Series 2015-C23 A4
3.719% 7/15/50	300,000	312,363
Series 2015-C26 A5
3.531% 10/15/48	135,000	138,759
Series 2016-C29 A4
3.325% 5/15/49	95,000	95,894
Morgan Stanley Capital I Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●	100,000	101,369
UBS Commercial Mortgage
Trust
Series 2012-C1 A3
3.40% 5/10/45	300,696	313,687
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5 B
4.142% 10/15/45	100,000	104,238
Series 2014-LC18 A5
3.405% 12/15/47	35,000	35,975
Series 2015-NXS3 A4
3.617% 9/15/57	90,000	92,678
Series 2016-BNK1 A3
2.652% 8/15/49	155,000	148,404
Series 2016-BNK1 B
2.967% 8/15/49	30,000	28,618
WF-RBS Commercial
Mortgage Trust
Series 2012-C9 A3
2.87% 11/15/45	175,000	177,437
Series 2012-C10 A3
2.875% 12/15/45	325,000	330,170
Total Non-Agency Commercial
Mortgage-Backed Securities
(cost $7,797,569)		7,705,431

(continues)     NQ-DPT-164 [1/17] 3/17 (18781) 17

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal		Value
	amount°		(U.S. $)
Regional Bonds – 0.67%Δ
Canada – 0.24%
Province of British Columbia
2.25% 6/2/26		245,000	$233,360
Province of Manitoba
2.125% 6/22/26		115,000	107,281
			340,641
Japan – 0.43%
Japan Finance Organization
for Municipalities
	144A 2.125% 4/13/21 #	206,000	201,744
	144A 2.125% 10/25/23 #	212,000	201,745
Japan International
Cooperation Agency
2.125% 10/20/26		200,000	186,606
			590,095
Total Regional Bonds (cost $973,814)			930,736

Sovereign Bonds – 0.94%Δ
Argentina – 0.15%
Argentine Republic
	Government International
Bond 144A 5.625%
1/26/22 #		205,000	205,769
			205,769
Colombia – 0.14%
Colombia Government
	International Bond 5.00%
6/15/45		200,000	196,500
			196,500
Honduras – 0.18%
Honduras Government
International Bond
	144A 6.25% 1/19/27 #	250,000	249,500
			249,500
Hungary – 0.20%
Hungary Government
	International Bond 5.75%
11/22/23		250,000	279,560
			279,560
Mexico – 0.10%
Mexican Bonos 8.00%
6/11/20	MXN	2,754,000	136,172
			136,172
New Zealand – 0.07%
New Zealand Government
Bond 2.75% 4/15/25	NZD	124,000	87,598
			87,598
South Africa – 0.10%
Republic of South Africa
	Government Bond 8.00%
1/31/30	ZAR	2,042,000	137,611
			137,611
Total Sovereign Bonds (cost $1,303,453)			1,292,710

Supranational Banks – 0.19%
International Bank for
Reconstruction &
Development
2.00% 1/26/22		125,000	124,246
3.50% 1/22/21	NZD	180,000	132,691
Total Supranational Banks (cost $260,398)			256,937

U.S. Treasury Obligations – 1.84%
U.S. Treasury Bond
2.875% 11/15/46		440,000	424,918
U.S. Treasury Inflation
Indexed Bonds
0.125% 4/15/19		1,297,825	1,322,618
0.125% 4/15/21		463,345	470,173
U.S. Treasury Notes
1.875% 1/31/22		25,000	24,958
2.00% 11/15/26		185,000	177,791
2.00% 12/31/21		125,000	125,532
Total U.S. Treasury Obligations
(cost $2,527,189)			2,545,990

	Number of
	shares
Convertible Preferred Stock – 0.01%
Bank of America 7.25%
	exercise price $50.00,
	expiration date 12/31/49	1	1,192
Wells Fargo & Co. 7.50%
	exercise price $156.71,
	expiration date 12/31/49	7	8,408
Total Convertible Preferred Stock
(cost $10,171)			9,600

18 NQ-DPT-164 [1/17] 3/17 (18781)

	Number of	Value
	shares	(U.S. $)
Preferred Stock – 0.34%
General Electric 5.00% ●	308,000	$319,704
Integrys Holdings 6.00% ●	1,950	50,334
PNC Preferred Funding Trust II
144A 2.186% #●	100,000	96,625
Total Preferred Stock (cost $454,251)		466,663

	Principal
	amount°
Short-Term Investments – 7.83%
Discount Note – 2.90% ≠
Federal Home Loan Bank
0.00% 2/1/17	4,010,718	4,010,718
		4,010,718
Repurchase Agreements – 4.93%
Bank of America Merrill Lynch
0.47%, dated 1/31/17, to
be repurchased on 2/1/17,
repurchase price
$2,916,217 (collateralized
by U.S. government
obligations
3.00% 11/15/44;
market value $2,974,503)	2,916,179	2,916,179
Bank of Montreal
0.46%, dated 1/31/17, to
be repurchased on 2/1/17,
repurchase price
$2,916,216 (collateralized
by U.S. government
obligations 0.00%–2.00%
8/31/20–5/15/40; market
value $2,974,504)	2,916,179	2,916,179
BNP Paribas
0.51%, dated 1/31/17, to
be repurchased on 2/1/17,
repurchase price $972,073
(collateralized by U.S.
government obligations
0.00%–3.125%
1/31/23–8/15/45; market
value $991,501)	972,060	972,060
		6,804,418
Total Short-Term Investments
(cost $10,815,136)		10,815,136

Total Value of
Securities – 107.43%
(cost $149,173,238)		$148,436,784

Liabilities Net of Receivables and Other
Assets – (7.43%)★		(10,272,368)
Net Assets Applicable to 13,806,983 Shares
Outstanding – 100.00%		$138,164,416
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2017, the aggregate value of Rule 144A securities was $33,932,241, which represents 24.56% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Of this amount, $196,000 represents cash pledged as collateral for certain open derivatives.
≠	The rate shown is the effective yield at the time of purchase.
«	Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2017.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
●	Variable rate security. Each rate shown is as of Jan. 31, 2017. Interest rates reset periodically.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2017.

(continues)     NQ-DPT-164 [1/17] 3/17 (18781) 19

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at Jan. 31, 2017:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
TD	MXN	(992,710)	USD	46,079	3/3/17	$(1,327)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(35)	Euro-Bund	$(6,173,829)	$(6,125,677)	3/9/17	$48,152
	U.S. Treasury 10 yr
7	Notes	873,649	871,282	3/23/17	(2,367)
	U.S. Treasury Long
(6)	Bonds	(896,849)	(905,063)	3/23/17	(8,214)
		$(6,197,029)			$37,571

Swap Contracts

Interest Rate Swap Contracts1

		Fixed	Variable
		Interest	Interest
		Rate	Rate		Unrealized
Counterparty &		Received	Received	Termination	Appreciation
Swap Referenced Obligation	Notional Value[2]	(Paid)	(Paid)	Date	(Depreciation)[3]
CME - BAML-30 yr	260,000	(2.767%)	0.994%	12/21/46	$(4,932)
LCH - BAML-30 yr	125,000	(2.716%)	0.996%	12/22/46	(2,332)
LCH - BAML-30 yr	95,000	(2.480%)	1.015%	1/11/47	3,152
LCH - BAML-30 yr	70,000	(2.596%)	1.041%	1/23/47	536
LCH - BAML-30 yr	70,000	(2.623%)	1.043%	1/24/47	126
LCH - BAML-30 yr	70,000	(2.661%)	1.037%	1/27/47	(464)
LCH - BAML-30 yr	110,000	(2.687%)	1.039%	1/30/47	(1,350)
					$(5,264)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of ($827).

20 NQ-DPT-164 [1/17] 3/17 (18781)

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
CDO – Collateralized Debt Obligation
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange Inc.
DB – Deutsche Bank
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPM – JPMorgan
LB – Lehman Brothers
LCH – London Clearing House
MXN – Mexican Peso
NZD – New Zealand Dollar
RBS – Royal Bank of Scotland
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – U.S. Dollar
WF – Wells Fargo
yr – Year
ZAR – South African Rand

NQ-DPT-164 [1/17] 3/17 (18781) 21

Notes

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio
January 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) – The Core Plus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, and interest rate swap are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Jan. 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2017, the cost and unrealized appreciation (depreciation) of investment for the Portfolio were as follows:

Cost of Investments	$149,173,238
Aggregate unrealized appreciation of investments	$1,129,142
Aggregate unrealized depreciation of investments	(1,865,596)
Net unrealized depreciation of investments	$(736,454)

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

22 NQ-DPT-164 [1/17] 3/17 (18781)

(Unaudited)

Level 2 –	Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities[1]	$—	$45,814,408	$614,873	$46,429,281
Corporate Debt	—	72,683,455	—	72,683,455
Foreign Debt	—	2,480,383	—	2,480,383
Loan Agreements	—	11,928,658	—	11,928,658
Municipal Bonds	—	1,077,618	—	1,077,618
Convertible Preferred Stock	1,192	8,408	—	9,600
Preferred Stock	—	466,663	—	466,663
U.S. Treasury Obligations	—	2,545,990	—	2,545,990
Short-Term Investments	—	10,815,136	—	10,815,136
Total Value of Securities	$1,192	$147,820,719	$614,873	$148,436,784
Foreign Currency Exchange
Contracts	$—	$(1,327)	$—	$(1,327)
Futures Contracts	37,571	—	—	37,571
Swap Contracts	—	(5,264)	—	(5,264)

During the period ended Jan. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

At a meeting of the Trustees of Delaware Pooled Trust on February 15, 2017, the Board approved the name change of the Portfolio from The Core Plus Fixed Income Portfolio to the Macquarie Core Plus Bond Portfolio effective March 31, 2017.

NQ-DPT-164 [1/17] 3/17 (18781) 23

(Unaudited)

4. Subsequent Events (continued)

Management has determined that no other material events or transactions occurred subsequent to Jan. 31, 2017 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

24 NQ-DPT-164 [1/17] 3/17 (18781)

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio
January 31, 2017 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 100.34%Δ
Brazil – 4.21%
Ambev ADR	226,000	$1,218,140
CCR	397,700	1,957,515
Cielo	276,402	2,323,598
		5,499,253
Chile – 0.58%
Banco Santander Chile ADR	34,970	755,002
		755,002
China/Hong Kong – 18.92%
Beijing Enterprises Holdings	430,499	2,145,976
Belle International Holdings	3,547,515	2,162,371
China BlueChemical	2,409,000	836,576
China Construction Bank	4,464,000	3,309,560
China Mobile	370,000	4,163,472
China Resources Power
Holdings	1,432,038	2,459,508
CSPC Pharmaceutical Group	676,000	760,811
Golden Eagle Retail Group	788,000	1,141,543
Hengan International Group	138,500	1,133,934
Jiangsu Expressway	1,308,000	1,638,149
Sands China	133,200	586,076
Want Want China Holdings	840,000	599,302
WH Group 144A #	4,984,500	3,785,939
		24,723,217
India – 13.83%
Axis Bank	94,816	651,253
Bajaj Auto	74,527	3,112,514
Cairn India	632,797	2,578,943
HCL Technologies	220,463	2,635,840
Housing Development
Finance	97,809	1,969,083
Indiabulls Housing Finance	182,440	2,018,551
Infosys	76,249	1,043,626
Larsen & Toubro	64,319	1,371,086
Power Grid Corp of India	236,414	722,013
Reliance Industries	127,318	1,961,424
		18,064,333
Indonesia – 2.26%
Bank Mandiri Persero	1,398,000	1,141,225
Bank Rakyat Indonesia
Persero	2,070,400	1,818,044
		2,959,269
Kazakhstan – 0.47%
KazMunaiGas Exploration
Production GDR †	61,570	609,543
		609,543
Malaysia – 5.32%
AMMB Holdings	1,463,300	1,513,018
Genting Malaysia	1,469,000	1,671,466
Malayan Banking	981,520	1,821,446
Tenaga Nasional	643,900	1,947,908
		6,953,838
Mexico – 4.88%
Arca Continental	75,731	407,208
Fibra Uno Administracion	2,179,300	3,122,617
Gentera	586,600	856,545
Grupo Financiero Santander
Mexico Class B ADR	108,514	775,875
Wal-Mart de Mexico Class V	683,000	1,208,560
		6,370,805
Peru – 1.47%
Credicorp	11,744	1,922,258
		1,922,258
Philippines – 1.55%
PLDT ADR	67,200	2,019,360
		2,019,360
Qatar – 3.00%
Qatar Electricity & Water	36,837	2,338,006
Qatar National Bank	35,513	1,586,852
		3,924,858
Republic of Korea – 11.04%
Hyundai Mobis †	14,712	3,063,681
Kangwon Land †	19,985	562,352
Samsung Electronics	2,903	4,928,680
Shinhan Financial Group †	60,276	2,380,749
SK Telecom	18,215	3,495,349
		14,430,811
Romania – 0.36%
Societatea Nationala de Gaze
Naturale ROMGAZ GDR	73,612	471,117
		471,117
Russia – 3.71%
Gazprom ADR	651,478	3,221,559
LUKOIL ADR	28,914	1,622,364
		4,843,923

(continues)      NQ-DPT-151 [1/17] 3/17 (18779) 1

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
South Africa – 5.69%
Bidvest Group	47,910	$563,756
Growthpoint Properties	586,171	1,144,067
MTN Group	199,838	1,860,755
Redefine Properties	757,986	626,639
Woolworths Holdings	588,380	3,237,727
		7,432,944
Taiwan – 14.33%
Asustek Computer	208,000	1,817,905
CTBC Financial Holding	2,453,046	1,397,289
MediaTek	281,000	1,923,753
Mega Financial Holding	2,458,245	1,832,591
Novatek Microelectronics	369,000	1,306,966
Quanta Computer	666,000	1,357,871
Taiwan Mobile	842,000	2,812,398
Taiwan Semiconductor
Manufacturing	786,588	4,687,169
Teco Electric & Machinery	1,761,000	1,591,764
		18,727,706
Thailand – 2.84%
Kasikornbank NVDR	418,700	2,241,549
Thai Union Group Foreign	2,481,900	1,466,161
		3,707,710
Turkey – 1.61%
Tupras Turkiye Petrol
Rafinerileri	44,456	965,551
Turk Telekomunikasyon	764,269	1,140,383
		2,105,934
United Arab Emirates – 1.98%
First Gulf Bank	735,132	2,591,946
		2,591,946
United Kingdom – 1.52%
Unilever	49,027	1,990,592
		1,990,592
United States – 0.77%
Abbott Laboratories	23,994	1,002,229
		1,002,229
Total Common Stock
(cost $142,190,437)		131,106,648

Preferred Stock – 2.64%Δ
Brazil – 2.13%
Suzano Papel e Celulose
2.07%	653,300	2,778,147
		2,778,147
Republic of Korea – 0.51%
Hyundai Motor 6.08%	8,139	671,655
		671,655
Total Preferred Stock
(cost $2,900,402)		3,449,802

	Principal
	amount°
Short-Term Investments – 0.85%
Discount Notes – 0.69%≠
Federal Home Loan Bank
0.495% 2/24/17	166,614	166,572
0.505% 3/10/17	144,398	144,324
0.52% 2/10/17	76,256	76,248
0.52% 2/27/17	114,383	114,351
0.521% 3/24/17	225,611	225,452
0.53% 4/25/17	180,498	180,282
		907,229
U.S. Treasury Obligation – 0.16%≠
U.S. Treasury Bill 0.465%
2/9/17	208,267	208,246
		208,246
Total Short-Term Investments
(cost $1,115,439)		1,115,475

Total Value of
Securities – 103.83%
(cost $146,206,278)		135,671,925

Liabilities Net of Receivables and Other
Assets – (3.83%)		(5,009,035)
Net Assets Applicable to 17,513,501
Shares Outstanding – 100.00%		$130,662,890

2 NQ-DPT-151 [1/17] 3/17 (18779)

(Unaudited)

____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2017, the aggregate value of Rule 144A securities was $3,785,939, which represents 2.90% of the Portfolio’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income-producing security.

Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NVDR – Non-Voting Depositary Receipt

(continues)     NQ-DPT-151 [1/17] 3/17 (18779) 3

Notes

Delaware Pooled® Trust — The Emerging Markets Portfolio
January 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled Trust (Trust) -The Emerging Markets Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Jan. 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Portfolio were as follows:

Cost of investments	$146,206,278
Aggregate unrealized appreciation of investments	$11,670,667
Aggregate unrealized depreciation of investments	(22,205,020)
Net unrealized depreciation of investments	$(10,534,353)

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

4 NQ-DPT-151 [1/17] 3/17 (18779)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2017:

Securities	Level 1	Level 2	Total
Common Stock
Brazil	$5,499,253	$—	$5,499,253
Chile	755,002	—	755,002
China/Hong Kong	1,141,543	23,581,674	24,723,217
India	18,064,333	—	18,064,333
Indonesia	2,959,269	—	2,959,269
Kazakhstan	609,543	—	609,543
Malaysia	6,953,838	—	6,953,838
Mexico	6,370,805	—	6,370,805
Peru	1,922,258	—	1,922,258
Philippines	2,019,360	—	2,019,360
Qatar	3,924,858	—	3,924,858
Republic of Korea	14,430,811	—	14,430,811
Romania	471,117	—	471,117
Russia	4,843,923	—	4,843,923
South Africa	7,432,944	—	7,432,944
Taiwan	—	18,727,706	18,727,706
Thailand	3,707,710	—	3,707,710
Turkey	2,105,934	—	2,105,934
United Arab Emirates	2,591,946	—	2,591,946
United Kingdom	1,990,592	—	1,990,592
United States	1,002,229	—	1,002,229
Preferred Stock	3,449,802	—	3,449,802
Short-Term Investments	—	1,115,475	1,115,475
Total Value of Securities	$92,247,070	$43,424,855	$135,671,925

As a result of utilizing international fair value pricing at Jan. 31, 2017, a portion of the Portfolio’s common stock investments were categorized as Level 2.

During the period ended Jan. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

NQ-DPT-151 [1/17] 3/17 (18779) 5

(Unaudited)

2. Investments (continued)

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of period in relation to net assets. During the period ended Jan. 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

At a meeting of the Trustees of Delaware Pooled Trust on Feb. 15, 2017, the Board approved the name change of the Portfolio from The Emerging Markets Portfolio to the Macquarie Emerging Markets Portfolio effective March 31, 2017.

Management has determined that no other material events or transactions occurred subsequent to Jan. 31, 2017 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

6 NQ-DPT-151 [1/17] 3/17 (18779)

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio II
January 31, 2017 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.63%Δ
Argentina – 0.91%
Cresud ADR †	8,255	$144,297
IRSA Inversiones y Representaciones ADR †	9,022	193,612
		337,909
Bahrain – 0.02%
Aluminum Bahrain GDR 144A #	1,800	6,541
		6,541
Brazil – 15.42%
B2W Cia Digital †	172,824	658,147
Banco Bradesco ADR	41,731	431,082
Braskem ADR	12,800	264,831
BRF ADR	19,400	274,122
Centrais Eletricas Brasileiras ADR †	21,300	139,941
Cia Brasileira de Distribuicao ADR	26,500	486,010
Cia Hering	51,400	252,832
Cyrela Brazil Realty	15,780	64,852
Gerdau	11,700	32,043
Gerdau ADR	13,000	49,790
Hypermarcas	31,800	282,063
Itau Unibanco Holding ADR	69,105	816,130
Petroleo Brasileiro ADR †	53,200	545,832
Santos Brasil Participacoes †	29,500	20,034
Telefonica Brasil ADR	32,155	475,251
TIM Participacoes ADR	53,200	751,716
Vale ADR	17,800	181,204
		5,725,880
Canada – 0.90%
Potash Corp of Saskatchewan	18,000	334,800
		334,800
Chile – 0.74%
Sociedad Quimica y Minera de Chile ADR	8,500	274,720
		274,720
China/Hong Kong – 24.51%
Alibaba Group Holding ADR †	12,000	1,215,719
Baidu ADR †	7,250	1,269,258
China Mengniu Dairy	148,000	276,264
China Mobile	24,500	275,689
China Mobile ADR	7,200	410,400
China Petroleum & Chemical	94,000	74,253
China Petroleum & Chemical ADR	3,770	301,751
Ctrip.com International ADR †	19,800	855,558
SINA †	18,700	1,303,764
Sohu.com †	20,300	805,301
Tencent Holdings	51,800	1,354,331
Tianjin Development Holdings	190,000	103,794
Tingyi Cayman Islands Holding	224,000	254,626
Uni-President China Holdings	492,000	375,920
Weibo ADR †	3,800	183,236
ZTO Express Cayman ADR †	3,100	38,657
		9,098,521
Colombia – 0.65%
Cemex Latam Holdings †	61,058	241,748
		241,748
India – 8.82%
ICICI Bank ADR	70,000	542,500
Reliance Communications †	90,082	45,410
Reliance Industries	30,356	467,655
Reliance Industries GDR 144A #	55,000	1,705,000
Tata Chemicals	45,026	361,396
UltraTech Cement	2,784	151,601
		3,273,562
Indonesia – 1.54%
Astra International	609,800	363,071
Global Mediacom	2,369,600	106,479
Tambang Batubara Bukit Asam Persero	118,500	102,948
United Tractors	13	21
		572,519
Malaysia – 0.24%
UEM Sunrise	356,100	88,432
		88,432
Mexico – 6.61%
America Movil Class L ADR	12,230	154,220
Cemex ADR †	39,891	369,391
Coca-Cola Femsa ADR	6,507	403,564
Fomento Economico Mexicano ADR	4,800	361,104
Grupo Financiero Banorte	24,300	116,469

(continues)    NQ-DPT-596 [1/17] 3/17 (18780) 1

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio II (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
Mexico (continued)
Grupo Financiero Santander Mexico Class B ADR	37,700	$269,555
Grupo Televisa ADR	30,000	672,000
Wal-Mart de Mexico Class V	61,629	109,052
		2,455,355
Netherlands – 1.44%
VimpelCom ADR	67,300	284,679
Yandex Class A †	10,800	249,912
		534,591
Peru – 0.43%
Cia de Minas Buenaventura ADR	11,500	158,585
		158,585
Republic of Korea – 17.49%
Hitejinro Holdings †	20,000	188,452
KB Financial Group ADR †	9,600	389,760
KCC	1,455	435,085
LG Uplus	28,207	276,706
Lotte Chilsung Beverage †	369	460,099
Lotte Confectionery †	2,570	451,149
Samsung Biologics †	3,000	415,627
Samsung Electronics	1,346	2,285,003
Samsung Life Insurance	4,270	407,857
SK Telecom ADR	55,000	1,182,500
		6,492,238
Russia – 5.05%
Etalon Group GDR 144A #=	4,800	18,576
Gazprom ADR	50,000	247,250
LUKOIL ADR	3,400	191,097
LUKOIL(London International Exchange) ADR	6,083	341,317
MegaFon GDR	10,997	119,317
Mobile TeleSystems ADR	19,400	203,119
Rosneft Oil GDR	52,800	348,744
Sberbank of Russia =	141,095	403,899
		1,873,319
South Africa – 0.52%
Vodacom Group	17,262	193,437
		193,437
Taiwan – 6.65%
Hon Hai Precision Industry	180,206	483,274
MediaTek	98,000	670,917
Taiwan Semiconductor
Manufacturing	95,000	566,092
Manufacturing ADR	24,200	748,022
		2,468,305
Thailand – 1.33%
Bangkok Bank	37,099	183,862
PTT Foreign	27,160	311,634
		495,496
Turkey – 2.37%
Akbank	231,744	515,921
Anadolu Efes Biracilik Ve Malt Sanayii	29,112	163,570
Turkcell Iletisim Hizmetleri ADR †	20,600	153,470
Turkiye Sise ve Cam Fabrikalari	44,622	47,778
		880,739
United States – 1.99%
Yahoo †	16,800	740,376
		740,376
Total Common Stock
(cost $36,034,105)		36,247,073

Exchange-Traded Fund – 0.45%Δ
United States – 0.45%
iShares MSCI Turkey	5,000	168,050
Total Exchange-Traded Fund
(cost $184,363)		168,050

Preferred Stock – 1.10%Δ
Republic of Korea – 1.10%
LG Electronics 1.60%	17,861	405,757
Total Preferred Stock
(cost $307,186)		405,757

	Principal
	amount°
Short-Term Investments – 0.42%
Discount Note – 0.16%≠
Federal Home Loan Bank 0.00% 2/1/17	57,852	57,852
		57,852

2 NQ-DPT-596 [1/17] 3/17 (18780)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 0.26%
Bank of America Merrill Lynch
0.47%, dated 1/31/17, to
be repurchased on 2/1/17,
repurchase price $42,065
(collateralized by U.S.
government obligations
3.00% 11/15/44;
market value $42,906)	42,064	$42,064
Bank of Montreal
0.46%, dated 1/31/17, to
be repurchased on 2/1/17,
repurchase price $42,065
(collateralized by U.S.
government obligations
0.00%–2.00%
8/31/20–5/15/40; market
value $42,906)	42,064	42,064
BNP Paribas
0.51%, dated 1/31/17, to
be repurchased on 2/1/17,
repurchase price $14,022
(collateralized by U.S.
government obligations
0.00%–3.125%
1/31/23–8/15/45; market
value $14,302)	14,022	14,022
		98,150
Total Short-Term Investments
(cost $156,002)		156,002

Total Value of
Securities – 99.60%
(cost $36,681,656)		$36,976,882

Receivables and Other Assets Net of
Liabilities – 0.40%		149,243
Net Assets Applicable to 4,669,175 Shares
Outstanding – 100.00%		$37,126,125
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2017, the aggregate value of Rule 144A securities was $1,730,117, which represents 4.66% of the Portfolio’s net assets.
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At Jan. 31, 2017, the aggregate value of fair valued securities was $422,475, which represents 1.14% of the Portfolio’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income-producing security.

Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

(continues)    NQ-DPT-596 [1/17] 3/17 (18780) 3

Notes

Delaware Pooled® Trust — The Emerging Markets Portfolio II
January 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled Trust (Trust) - The Emerging Markets Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Jan. 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Portfolio were as follows:

Cost of investments	$36,681,656
Aggregate unrealized appreciation of investments	$6,486,450
Aggregate unrealized depreciation of investments	(6,191,224)
Net unrealized appreciation of investments	$295,226

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

4 NQ-DPT-596 [1/17] 3/17 (18780)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2017:

Securities	Level 1	Level 2	Total
Common Stock
Argentina	$337,909	$—	$337,909
Bahrain	—	6,541	6,541
Brazil	5,725,880	—	5,725,880
Canada	334,800	—	334,800
Chile	274,720	—	274,720
China/Hong Kong	6,383,644	2,714,877	9,098,521
Colombia	241,748	—	241,748
India	3,273,562	—	3,273,562
Indonesia	572,519	—	572,519
Malaysia	88,432	—	88,432
Mexico	2,455,355	—	2,455,355
Netherlands	534,591	—	534,591
Peru	158,585	—	158,585
Republic of Korea	6,492,238	—	6,492,238
Russia	1,450,844	422,475	1,873,319
South Africa	193,437	—	193,437
Taiwan	748,022	1,720,283	2,468,305
Thailand	495,496	—	495,496
Turkey	880,739	—	880,739
United States	740,376	—	740,376
Exchanged-Traded Fund	168,050	—	168,050
Preferred Stock	405,757	—	405,757
Short-Term Investments	—	156,002	156,002
Total Value of Securities	$31,956,704	$5,020,178	$36,976,882

As a result of utilizing international fair value pricing at Jan. 31, 2017, a portion of the Portfolio’s common stock investments were categorized as Level 2.

During the period ended Jan. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

NQ-DPT-596 [1/17] 3/17 (18780) 5

(Unaudited)

2. Investments (continued)

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Jan. 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

At a meeting of the Trustees of Delaware Pooled Trust on Feb. 15, 2017, the Board approved the name change of the Portfolio from The Emerging Markets Portfolio II to the Macquarie Emerging Markets Portfolio II effective March 31, 2017.

Management has determined that no other material events or transactions occurred subsequent to Jan. 31, 2017 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

6 NQ-DPT-596 [1/17] 3/17 (18780)

Schedule of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio
January 31, 2017 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds – 88.35%
Automotive – 0.79%
American Tire Distributors
144A 10.25% 3/1/22 #	1,310,000	$1,283,800
Gates Global 144A
6.00% 7/15/22 #	615,000	609,619
		1,893,419
Banking – 3.49%
Ally Financial
5.75% 11/20/25	1,660,000	1,699,724
Credit Suisse Group 144A
6.25% 12/29/49 #●	1,300,000	1,286,025
Lloyds Banking Group
7.50% 4/30/49 ●	1,215,000	1,263,345
Popular 7.00% 7/1/19	1,638,000	1,719,900
Royal Bank of Scotland Group
8.625% 12/29/49 ●	1,225,000	1,267,875
UBS Group
6.875% 12/29/49 ●	1,145,000	1,143,237
		8,380,106
Basic Industry – 13.81%
AK Steel 7.625% 5/15/20	722,000	740,050
BMC East 144A
5.50% 10/1/24 #	730,000	748,031
Boise Cascade 144A
5.625% 9/1/24 #	1,215,000	1,242,337
Builders FirstSource
144A 5.625% 9/1/24 #	600,000	618,750
144A 10.75% 8/15/23 #	1,565,000	1,821,269
Cemex 144A
7.75% 4/16/26 #	945,000	1,055,281
Cemex Finance 144A
6.00% 4/1/24 #	785,000	809,296
Cliffs Natural Resources
144A 7.75% 3/31/20 #	148,000	153,272
144A 8.00% 9/30/20 #	425,000	444,125
FMG Resources August 2006
Pty 144A 9.75% 3/1/22 #	215,000	250,475
Freeport-McMoRan
4.55% 11/14/24	780,000	735,150
144A 6.875% 2/15/23 #	1,985,000	2,079,287
Grinding Media 144A
7.375% 12/15/23 #	325,000	344,094
Hexion 2 US Finance 144A
10.375% 2/1/22 #	650,000	666,250
Hudbay Minerals
144A 7.25% 1/15/23 #	120,000	127,500
144A 7.625% 1/15/25 #	1,010,000	1,085,750
James Hardie International
Finance 144A
5.875% 2/15/23 #	1,115,000	1,165,175
Joseph T Ryerson & Son
144A 11.00% 5/15/22 #	470,000	524,943
Koppers 144A
6.00% 2/15/25 #	1,225,000	1,270,937
Kraton Polymers 144A
10.50% 4/15/23 #	1,105,000	1,262,463
Lennar 4.75% 5/30/25	575,000	582,187
M/I Homes 6.75% 1/15/21	1,165,000	1,224,788
NCI Building Systems 144A
8.25% 1/15/23 #	975,000	1,067,625
New Gold
144A 6.25% 11/15/22 #	527,000	532,270
144A 7.00% 4/15/20 #	370,000	374,856
NOVA Chemicals 144A
5.00% 5/1/25 #	810,000	814,050
Novelis
144A 5.875% 9/30/26 #	200,000	204,250
144A 6.25% 8/15/24 #	1,490,000	1,577,537
PQ 144A 6.75% 11/15/22 #	1,145,000	1,242,325
PulteGroup 5.00% 1/15/27	310,000	305,737
Steel Dynamics 144A
5.00% 12/15/26 #	650,000	663,000
Summit Materials
6.125% 7/15/23	1,150,000	1,193,125
8.50% 4/15/22	400,000	449,000
Tronox Finance 144A
7.50% 3/15/22 #	1,225,000	1,200,500
US Concrete 6.375% 6/1/24	1,150,000	1,219,000
Vale Overseas
6.25% 8/10/26	1,105,000	1,190,637
6.875% 11/10/39	565,000	584,069
Zekelman Industries 144A
9.875% 6/15/23 #	1,385,000	1,568,513
		33,137,904
Capital Goods – 5.41%
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	1,190,000	1,200,413
144A 7.25% 5/15/24 #	1,685,000	1,811,375
BWAY Holding 144A
9.125% 8/15/21 #	1,727,000	1,865,160
Flex Acquisition 144A
6.875% 1/15/25 #	520,000	529,620
Gardner Denver 144A
6.875% 8/15/21 #	2,024,000	2,029,060
KLX 144A 5.875% 12/1/22 #	1,100,000	1,156,375

(continues)      NQ-DPT-096 [1/17] 3/17 (18772) 1

Schedule of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Reynolds Group Issuer
8.25% 2/15/21	518,456	$533,810
Signode Industrial Group
144A 6.375% 5/1/22 #	1,080,000	1,101,600
StandardAero Aviation
Holdings 144A
10.00% 7/15/23 #	545,000	579,063
TransDigm 144A
6.375% 6/15/26 #	2,205,000	2,182,950
		12,989,426
Consumer Cyclical – 5.93%
Boyd Gaming 144A
6.375% 4/1/26 #	2,500,000	2,693,750
Golden Nugget 144A
8.50% 12/1/21 #	345,000	371,737
JC Penney 8.125% 10/1/19	1,120,000	1,189,300
L Brands 6.875% 11/1/35	1,140,000	1,117,200
Landry’s 144A
6.75% 10/15/24 #	810,000	836,325
Live Nation Entertainment
144A 4.875% 11/1/24 #	1,162,000	1,164,905
MGM Resorts International
4.625% 9/1/26	1,265,000	1,231,794
Mohegan Tribal Gaming
Authority 144A
7.875% 10/15/24 #	1,740,000	1,829,175
Penn National Gaming 144A
5.625% 1/15/27 #	1,195,000	1,199,505
Penske Automotive Group
5.50% 5/15/26	1,105,000	1,102,237
Scientific Games International
10.00% 12/1/22	1,450,000	1,492,949
		14,228,877
Consumer Non-Cyclical – 3.34%
Albertsons 144A
6.625% 6/15/24 #	1,115,000	1,164,841
Dean Foods 144A
6.50% 3/15/23 #	855,000	895,613
JBS USA 144A
5.75% 6/15/25 #	1,230,000	1,263,825
Kronos Acquisition Holdings
144A 9.00% 8/15/23 #	1,320,000	1,339,800
Nature’s Bounty 144A
7.625% 5/15/21 #	1,220,000	1,281,000
Post Holdings
144A 5.00% 8/15/26 #	615,000	596,162
144A 8.00% 7/15/25 #	530,000	598,900
Revlon Consumer Products
6.25% 8/1/24	840,000	871,500
		8,011,641
Energy – 12.58%
Alta Mesa Holdings 144A
7.875% 12/15/24 #	1,170,000	1,263,600
AmeriGas Partners
5.875% 8/20/26	1,730,000	1,803,525
Antero Resources
5.625% 6/1/23	1,766,000	1,810,150
Cheniere Corpus Christi
Holdings
144A 5.875% 3/31/25 #	590,000	626,137
144A 7.00% 6/30/24 #	545,000	611,081
Chesapeake Energy 144A
8.00% 1/15/25 #	1,140,000	1,177,050
Energy Transfer Equity
5.50% 6/1/27	730,000	759,200
Genesis Energy
5.625% 6/15/24	280,000	283,500
5.75% 2/15/21	385,000	397,031
6.00% 5/15/23	475,000	490,437
6.75% 8/1/22	710,000	754,375
Gulfport Energy 144A
6.00% 10/15/24 #	1,230,000	1,259,213
Hilcorp Energy I
144A 5.00% 12/1/24 #	595,000	589,050
144A 5.75% 10/1/25 #	554,000	561,617
Holly Energy Partners 144A
6.00% 8/1/24 #	640,000	673,600
Laredo Petroleum
6.25% 3/15/23	1,270,000	1,335,087
Murphy Oil 6.875% 8/15/24	1,590,000	1,709,250
Murphy Oil USA
6.00% 8/15/23	990,000	1,041,975
Noble Holding International
5.25% 3/16/18	445,000	449,450
NuStar Logistics
6.75% 2/1/21	1,075,000	1,169,063
Oasis Petroleum
6.875% 3/15/22	655,000	674,650
QEP Resources
5.25% 5/1/23	1,780,000	1,775,550
Sabine Pass Liquefaction
144A 5.00% 3/15/27 #	545,000	572,931
Southwestern Energy
4.95% 1/23/25	1,830,000	1,843,725
Targa Resources Partners
144A 5.375% 2/1/27 #	1,220,000	1,270,325

2 NQ-DPT-096 [1/17] 3/17 (18772)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
6.75% 3/15/24	1,075,000	$1,179,813
Tesoro Logistics
5.25% 1/15/25	700,000	732,375
Transocean 144A
9.00% 7/15/23 #	1,060,000	1,133,537
Transocean Proteus 144A
6.25% 12/1/24 #	545,000	567,481
WildHorse Resource
Development 144A
6.875% 2/1/25 #	1,225,000	1,223,469
WPX Energy 7.50% 8/1/20	410,000	446,900
		30,185,147
Financial Services – 1.47%
AerCap Global Aviation Trust
144A 6.50% 6/15/45 #●	1,200,000	1,242,000
E*TRADE Financial
5.875% 12/29/49 ●	1,135,000	1,139,427
Park Aerospace Holdings
144A 5.50% 2/15/24 #	1,110,000	1,141,913
		3,523,340
Healthcare – 6.89%
Air Medical Group Holdings
144A 6.375% 5/15/23 #	1,760,000	1,698,400
DaVita
5.00% 5/1/25	1,265,000	1,238,903
5.125% 7/15/24	475,000	471,437
HCA
5.375% 2/1/25	2,250,000	2,297,813
7.58% 9/15/25	500,000	546,250
HealthSouth
5.75% 11/1/24	1,115,000	1,137,300
5.75% 9/15/25	680,000	685,100
Hill-Rom Holdings 144A
5.75% 9/1/23 #	1,205,000	1,256,213
IASIS Healthcare
8.375% 5/15/19	945,000	909,563
inVentiv Group Holdings
144A 7.50% 10/1/24 #	650,000	684,125
Mallinckrodt International
Finance
144A 5.50% 4/15/25 #	340,000	294,525
144A 5.625% 10/15/23 #	505,000	450,081
MPH Acquisition Holdings
144A 7.125% 6/1/24 #	1,625,000	1,728,594
Team Health 144A
7.25% 12/15/23 #	810,000	929,475
Tenet Healthcare
8.125% 4/1/22	1,300,000	1,319,500
Tennessee Merger Sub 144A
6.375% 2/1/25 #	900,000	882,000
		16,529,279
Insurance – 1.47%
HUB International
144A 7.875% 10/1/21 #	1,835,000	1,926,750
144A 9.25% 2/15/21 #	325,000	336,172
USI 144A 7.75% 1/15/21 #	1,235,000	1,262,016
		3,524,938
Media – 10.98%
Altice Luxembourg 144A
7.75% 5/15/22 #	965,000	1,026,519
CCO Holdings
144A 5.50% 5/1/26 #	115,000	120,750
144A 5.75% 2/15/26 #	1,235,000	1,311,802
144A 5.875% 5/1/27 #	950,000	1,010,268
Cequel Communications
Holdings I 144A
7.75% 7/15/25 #	1,055,000	1,172,369
CSC Holdings
144A 5.50% 4/15/27 #	720,000	731,700
144A
10.875% 10/15/25 #	1,490,000	1,776,825
DISH DBS 7.75% 7/1/26	1,107,000	1,239,497
Gray Television 144A
5.875% 7/15/26 #	1,755,000	1,748,419
Lamar Media 5.75% 2/1/26	1,040,000	1,106,300
Nexstar Escrow 144A
5.625% 8/1/24 #	1,675,000	1,677,094
Radiate Holdco 144A
6.625% 2/15/25 #	1,200,000	1,200,000
RCN Telecom Services 144A
8.50% 8/15/20 #	715,000	760,581
SFR Group 144A
7.375% 5/1/26 #	2,440,000	2,513,200
Sinclair Television Group
144A 5.125% 2/15/27 #	1,255,000	1,188,328
Sirius XM Radio 144A
5.375% 4/15/25 #	1,080,000	1,105,650
Tribune Media
5.875% 7/15/22	1,210,000	1,228,150
Unitymedia 144A
6.125% 1/15/25 #	1,135,000	1,178,981
Virgin Media Secured Finance
144A 5.25% 1/15/26 #	1,215,000	1,223,651
VTR Finance 144A
6.875% 1/15/24 #	1,570,000	1,652,425

(continues)       NQ-DPT-096 [1/17] 3/17 (18772) 3

Schedule of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Media (continued)
WideOpenWest Finance
10.25% 7/15/19	1,310,000	$1,384,513
		26,357,022
Services – 5.83%
Advanced Disposal Services
144A 5.625% 11/15/24 #	1,230,000	1,254,600
Avis Budget Car Rental 144A
6.375% 4/1/24 #	975,000	962,813
ESH Hospitality 144A
5.25% 5/1/25 #	1,690,000	1,700,140
GEO Group
5.875% 10/15/24	610,000	618,387
6.00% 4/15/26	805,000	815,063
Herc Rentals
144A 7.50% 6/1/22 #	320,000	347,200
144A 7.75% 6/1/24 #	1,395,000	1,517,063
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	1,190,000	1,151,325
NES Rentals Holdings 144A
7.875% 5/1/18 #	1,275,000	1,290,937
Prime Security Services
Borrower 144A
9.25% 5/15/23 #	2,845,000	3,090,381
United Rentals North America
5.50% 5/15/27	1,242,000	1,254,420
		14,002,329
Technology & Electronics – 5.24%
CDK Global 5.00% 10/15/24	1,120,000	1,121,400
CommScope 144A
5.50% 6/15/24 #	430,000	445,587
CommScope Technologies
Finance 144A
6.00% 6/15/25 #	690,000	738,731
Diamond 1 Finance 144A
8.10% 7/15/36 #	875,000	1,059,519
Entegris 144A
6.00% 4/1/22 #	1,005,000	1,053,994
First Data 144A
7.00% 12/1/23 #	2,875,000	3,054,687
Genesys Telecommunications
Laboratories 144A
10.00% 11/30/24 #	295,000	319,337
Infor Software Parent
144A PIK 7.125%
5/1/21 #❆	810,000	836,325
Infor US 6.50% 5/15/22	1,030,000	1,062,187
Microsemi 144A
9.125% 4/15/23 #	705,000	821,325
Sensata Technologies UK
Financing 144A
6.25% 2/15/26 #	1,140,000	1,228,350
Solera 144A
10.50% 3/1/24 #	725,000	826,500
		12,567,942
Telecommunications – 7.47%
CenturyLink
6.75% 12/1/23	1,140,000	1,177,050
7.50% 4/1/24	290,000	307,763
Cincinnati Bell 144A
7.00% 7/15/24 #	1,140,000	1,206,975
Cogent Communications
Finance 144A
5.625% 4/15/21 #	710,000	725,975
Cogent Communications
Group 144A
5.375% 3/1/22 #	625,000	652,344
Columbus Cable Barbados
144A 7.375% 3/30/21 #	495,000	527,175
Communications Sales &
Leasing
144A 7.125% 12/15/24 #	610,000	622,200
8.25% 10/15/23	1,120,000	1,220,800
Frontier Communications
10.50% 9/15/22	1,060,000	1,112,337
Level 3 Financing
5.375% 5/1/25	1,070,000	1,094,749
Sprint
7.125% 6/15/24	1,655,000	1,750,163
7.875% 9/15/23	430,000	471,108
Sprint Communications
7.00% 8/15/20	865,000	927,713
T-Mobile USA
6.00% 3/1/23	645,000	683,700
6.00% 4/15/24	245,000	262,150
6.375% 3/1/25	790,000	856,163
6.50% 1/15/26	693,000	764,206
Wind Acquisition Finance
144A 7.375% 4/23/21 #	1,750,000	1,824,200
Zayo Group 6.375% 5/15/25	1,640,000	1,737,375
		17,924,146
Transportation – 0.52%
XPO Logistics
144A 6.125% 9/1/23 #	755,000	785,200
144A 6.50% 6/15/22 #	435,000	455,663
		1,240,863

4 NQ-DPT-096 [1/17] 3/17 (18772)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Utilities – 3.13%
AES
5.50% 4/15/25	1,055,000	$1,073,463
6.00% 5/15/26	60,000	62,400
Calpine
5.50% 2/1/24	385,000	377,300
5.75% 1/15/25	1,570,000	1,546,450
Dynegy
7.625% 11/1/24	1,500,000	1,436,250
144A 8.00% 1/15/25 #	1,115,000	1,075,975
Emera 6.75% 6/15/76 ●	1,115,000	1,220,925
Enel 144A
8.75% 9/24/73 #●	620,000	708,350
		7,501,113
Total Corporate Bonds (cost $204,547,393)		211,997,492

Loan Agreements – 6.32%«
Accudyne Industries Borrower
1st Lien 4.00% 12/13/19	921,934	875,491
Amaya Holdings 1st Lien
5.00% 8/1/21	1,148,342	1,156,237
Applied Systems 2nd Lien
7.50% 1/23/22	2,304,892	2,324,580
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	1,221,155	1,227,261
8.50% 1/27/25	807,000	821,123
Blue Ribbon 1st Lien
5.00% 11/13/21	437,893	433,925
CH Hold 2nd Lien
8.25% 2/1/25	295,000	299,425
Flint Group 2nd Lien
8.25% 9/7/22	700,000	696,500
FMG Resources August 2006
Pty 1st Lien
3.75% 6/30/19	1,070,775	1,078,359
Frank Russell Tranche B 1st
Lien 6.75% 6/1/23	655,705	667,590
Genesys Telecommunications
Laboratories Tranche B 1st
Lien 6.25% 12/1/23	605,000	612,468
Immucor Tranche B2 1st Lien
5.00% 8/17/18	361	352
KIK Custom Products 1st Lien
5.50% 8/26/22	372,364	376,553
Kronos 2nd Lien
9.284% 11/1/24	1,230,000	1,272,666
Lightstone Generation
Tranche B 1st Lien
6.50% 1/30/24	552,391	560,073
Tranche C 1st Lien
6.50% 12/14/23	52,609	53,340
Mohegan Tribal Gaming
Authority Tranche B 1st
Lien 5.50% 10/13/23	558,929	564,344
Moran Foods Tranche B 1st
Lien 7.00% 12/5/23	605,000	603,109
Optiv Security 2nd Lien
8.25% 2/1/25	590,000	597,866
Solera Tranche B 1st Lien
5.75% 3/3/23	397,000	401,659
Windstream Services Tranche
B6 1st Lien
4.77% 3/30/21	544,889	551,837
Total Loan Agreements
(cost $14,752,614)		15,174,758

	Number of
	shares
Common Stock – 0.00%
Century Communications =†	60,000	0
Total Common Stock (cost $1,816)		0

Preferred Stock – 0.67%
Bank of America 6.50% ●	1,335,000	1,433,456
GMAC Capital Trust I
6.69% ●	7,000	179,900
Total Preferred Stock (cost $1,567,484)		1,613,356

	Principal
	amount°
Short-Term Investments – 6.09%
Discount Note – 2.26%≠
Federal Home Loan Bank
0.00% 2/1/17	5,421,423	5,421,423
		5,421,423
Repurchase Agreements – 3.83%
Bank of America Merrill Lynch
0.47%, dated 1/31/17, to
be repurchased on 2/1/17,
repurchase price
$3,941,949 (collateralized
by U.S. government
obligations
3.00% 11/15/44;
market value $4,020,737)	3,941,898	3,941,898

(continues)      NQ-DPT-096 [1/17] 3/17 (18772) 5

Schedule of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.46%, dated 1/31/17, to
be repurchased on 2/1/17,
repurchase price
$3,941,948 (collateralized
by U.S. government
obligations 0.00%–2.00%
8/31/20–5/15/40; market
value $4,020,736)	3,941,897	$3,941,897
BNP Paribas
0.51%, dated 1/31/17, to
be repurchased on 2/1/17,
repurchase price
$1,313,984 (collateralized
by U.S. government
obligations
0.00%–3.125%
1/31/23–8/15/45; market
value $1,340,245)	1,313,966	1,313,966
		9,197,761
Total Short-Term Investments
(cost $14,619,184)		14,619,184

Total Value of Securities – 101.43%
(cost $235,488,491)		243,404,790

Liabilities Net of Receivables and Other
Assets – (1.43%)		(3,442,407)
Net Assets Applicable to 31,451,534 Shares
Outstanding – 100.00%		$239,962,383
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2017, the aggregate value of Rule 144A securities was $132,827,547, which represents 55.35% of the Portfolio’s net assets.
❆	PIK. 100% of the income received was in the form of cash.
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At Jan. 31, 2017, the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
«	Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2017.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. Each rate shown is as of Jan. 31, 2017. Interest rates reset periodically.

PIK – Payment-in-kind

6 NQ-DPT-096 [1/17] 3/17 (18772)

Notes

Delaware Pooled® Trust — The High-Yield Bond Portfolio
January 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled Trust (Trust) – The High-Yield Bond Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Jan. 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Portfolio were as follows:

Cost of investments	$235,488,491
Aggregate unrealized appreciation of investments	$8,412,668
Aggregate unrealized depreciation of investments	(496,369)
Net unrealized appreciation of investments	$7,916,299

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)      NQ-DPT-096 [1/17] 3/17 (18772) 7

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$211,997,492	$—	$211,997,492
Loan Agreements	—	15,174,758	—	15,174,758
Common Stock	—	—	—	—
Preferred Stock[1]	179,900	1,433,456	—	1,613,356
Short-Term Investments	—	14,619,184	—	14,619,184
Total Value of Securities	$179,900	$243,224,890	$—	$243,404,790

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, while Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security type for the Portfolio:

	Level 1	Level 2	Total
Preferred Stock	11.15%	88.85%	100.00%

During the period ended Jan. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Portfolio’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Portfolio’s net assets at the beginning, interim, or end of the period.Management has determined not to provide additional disclosure on Level 3 inputs for the Portfolio, since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amounts relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

At a meeting of the Trustees of Delaware Pooled Trust on Feb. 15, 2017, the Board approved the name change of the Portfolio from The High-Yield Bond Portfolio to the Macquarie High Yield Bond Portfolio effective March 31, 2017.

Management has determined that no other material events or transactions occurred subsequent to Jan. 31, 2017 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

8 NQ-DPT-096 [1/17] 3/17 (18772)

Schedule of investments

Delaware Pooled® Trust — The Labor Select International Equity Portfolio
January 31, 2017 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 99.16%Δ
Australia – 1.63%
QBE Insurance Group	744,545	$7,058,287
		7,058,287
Denmark – 1.10%
ISS	133,621	4,746,650
		4,746,650
France – 7.22%
Cie de Saint-Gobain	222,939	10,950,151
GDF Suez VVPR Strip =†	101,871	0
Sanofi	167,493	13,468,439
Societe Generale	139,168	6,798,743
		31,217,333
Germany – 10.09%
Allianz	61,977	10,490,574
Bayerische Motoren Werke	23,418	2,127,795
Daimler	107,966	8,082,694
SAP	127,268	11,626,961
Telefonica Deutschland Holding	2,700,547	11,252,828
		43,580,852
Italy – 4.04%
Enel	1,829,431	7,630,900
Eni	641,054	9,833,573
		17,464,473
Japan – 17.92%
Canon	350,800	10,392,578
Honda Motor	467,800	14,032,757
Hoya	97,300	4,241,525
Kirin Holdings	768,200	12,573,143
Kyushu Railway †	122,400	3,317,191
Mitsubishi Electric	512,300	7,810,862
Sekisui Chemical	46,600	761,052
Sumitomo Electric Industries	97,500	1,422,649
Takeda Pharmaceutical	277,500	11,610,221
Tokio Marine Holdings	218,100	9,138,527
Tokyo Electron	20,600	2,136,445
		77,436,950
Netherlands – 2.10%
Koninklijke Ahold Delhaize	415,042	8,824,105
Royal Dutch Shell Class A	9,796	264,644
		9,088,749
Singapore – 7.09%
Ascendas Real Estate Investment Trust	2,772,900	4,840,057
Sembcorp Industries	1,012,800	2,263,682
Singapore Telecommunications	4,246,800	11,661,486
United Overseas Bank	800,042	11,875,601
		30,640,826
Spain – 5.47%
Banco Santander	581,664	3,233,090
Iberdrola	1,732,624	10,911,727
Telefonica	984,304	9,483,314
		23,628,131
Sweden – 4.41%
Telefonaktiebolaget LM Ericsson Class B	1,106,220	6,532,023
Telia	3,082,912	12,501,388
		19,033,411
Switzerland – 12.85%
ABB †	615,249	14,567,515
Nestle	105,180	7,684,820
Novartis	110,437	8,085,656
Syngenta	30,411	12,907,503
Zurich Insurance Group †	42,833	12,271,392
		55,516,886
United Kingdom – 25.24%
Amec Foster Wheeler	625,081	3,474,889
BP	2,423,038	14,413,328
G4S	2,729,971	8,764,343
GlaxoSmithKline	659,468	12,676,452
J Sainsbury	457,883	1,485,547
Kingfisher	2,521,039	10,662,472
Lloyds Banking Group	13,953,816	11,397,748
National Grid	716,005	8,356,112
Pearson	670,200	5,218,861
Royal Dutch Shell Class B	515,856	14,513,696
Tesco †	4,132,258	10,116,049
Unilever	196,346	7,972,030
		109,051,527
Total Common Stock
(cost $439,446,605)		428,464,075

(continues)     NQ-DPT-094 [1/17] 3/17 (18771) 1

Schedule of investments

Delaware Pooled® Trust — The Labor Select International Equity Portfolio (Unaudited)

	Number of	Value
	shares	(U.S. $)
Preferred Stock – 0.12%
Bayerische Motoren Werke 4.59%	6,993	$523,519
Total Preferred Stock (cost $505,658)		523,519

	Principal
	amount°
Short-Term Investments – 0.37%
Discount Notes – 0.32%≠
Federal Home Loan Bank
0.39% 2/3/17	213,146	213,141
0.495% 2/24/17	167,509	167,468
0.505% 3/10/17	145,175	145,100
0.51% 2/15/17	49,476	49,469
0.515% 2/6/17	148,428	148,420
0.52% 2/10/17	107,938	107,927
0.52% 2/27/17	161,907	161,862
0.521% 3/24/17	226,824	226,664
0.53% 4/25/17	181,468	181,251
		1,401,302
U.S. Treasury Obligation – 0.05%≠
U.S. Treasury Bill 0.465% 2/9/17	209,387	209,365
		209,365
Total Short-Term Investments
(cost $1,610,620)		1,610,667

Total Value of
Securities – 99.65%
(cost $441,562,883)		430,598,261

Receivables and Other Assets Net of
Liabilities – 0.35%		1,492,386
Net Assets Applicable to 33,500,536 Shares
Outstanding – 100.00%		$432,090,647
____________________

=	Security is being fair valued in accordance with the Fund’s fair valuation policy.At Jan. 31, 2017, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income-producing security.

The following foreign currency exchange contracts were outstanding at Jan. 31, 2017:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	JPY	11,912,447	USD	(103,618)	2/1/17	$1,888
BNYM	JPY	14,117,858	USD	(123,120)	2/2/17	1,921
BNYM	JPY	14,476,832	USD	(127,137)	2/3/17	1,087
						$4,896

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of these amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Summary of abbreviations:
BNYM – BNY Mellon
JPY – Japanese Yen
USD – U.S. Dollar
VVPR Strip – Dividend Coupon

2 NQ-DPT-094 [1/17] 3/17 (18771)

Notes

Delaware Pooled® Trust — The Labor Select International Equity Portfolio
January 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) – The Labor Select International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Jan. 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2017, the cost and unrealized appreciation (depreciation) of investments for the Portfolio were as follows:

Cost of investments	$441,562,883
Aggregate unrealized appreciation of investments	$60,555,377
Aggregate unrealized depreciation of investments	(71,519,999)
Net unrealized depreciation of investments	$(10,964,622)

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

(continues)     NQ-DPT-094 [1/17] 3/17 (18771) 3

(Unaudited)

2. Investments (continued)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Common Stock	$428,464,075	$—	$—	$428,464,075
Preferred Stock	523,519	—	—	523,519
Short-Term Investments	—	1,610,667	—	1,610,667
Total Value of Securities	$428,987,594	$1,610,667	$—	$430,598,261
Foreign Currency Exchange
Contracts	$—	$4,896	$—	$4,896

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended Jan. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the“ Schedule of investments” and accompanying notes.

4. Subsequent Events

At a meeting of the Trustees of Delaware Pooled Trust on February 15, 2017, the Board approved the name change of the Portfolio from The Labor Select International Equity Portfolio to the Macquarie Labor Select International Equity Portfolio effective March 31, 2017.

Management has determined that no other material events or transactions occurred subsequent to Jan. 31, 2017 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-094 [1/17] 3/17 (18771)

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio
January 31, 2017 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.88%
Consumer Discretionary – 3.11%
Lowe’s	93,100	$6,803,748
		6,803,748
Consumer Staples – 12.11%
Archer-Daniels-Midland	145,600	6,444,256
CVS Health	83,500	6,580,635
Kraft Heinz	75,633	6,753,271
Mondelez International	151,100	6,690,708
		26,468,870
Energy – 13.64%
Chevron	57,200	6,369,220
ConocoPhillips	131,900	6,431,444
Halliburton	123,400	6,980,738
Marathon Oil	218,900	3,666,575
Occidental Petroleum	93,900	6,363,603
		29,811,580
Financials – 12.02%
Allstate	90,000	6,768,900
Bank of New York Mellon	138,600	6,199,578
BB&T	141,800	6,549,742
Marsh & McLennan	99,400	6,761,188
		26,279,408
Healthcare – 21.49%
Abbott Laboratories	165,900	6,929,643
Cardinal Health	91,000	6,821,360
Express Scripts Holding †	95,010	6,544,289
Johnson & Johnson	58,900	6,670,425
Merck & Co.	108,700	6,738,313
Pfizer	204,111	6,476,442
Quest Diagnostics	74,000	6,802,080
		46,982,552
Industrials – 9.13%
Northrop Grumman	29,100	6,666,228
Raytheon	47,400	6,833,184
Waste Management	93,000	6,463,500
		19,962,912
Information Technology – 12.37%
CA	211,336	6,608,477
Cisco Systems	223,200	6,856,704
Intel	184,100	6,778,562
Oracle	169,700	6,806,667
		27,050,410
Materials – 3.12%
EI du Pont de Nemours &
Co.	90,500	6,832,750
		6,832,750
Real Estate – 2.91%
Equity Residential	104,550	6,353,503
		6,353,503
Telecommunications – 5.84%
AT&T	159,200	6,711,872
Verizon Communications	123,600	6,057,636
		12,769,508
Utilities – 3.14%
Edison International	94,200	6,865,296
		6,865,296

Total Common Stock (cost $198,804,187)		216,180,537

	Principal
	amount°
Short-Term Investments – 1.35%
Discount Notes – 1.22%≠
Federal Home Loan Bank
0.39% 2/3/17	439,010	439,000
0.495% 2/24/17	222,599	222,544
0.505% 3/10/17	192,919	192,820
0.52% 2/10/17	511,503	511,453
0.52% 2/27/17	767,254	767,038
0.521% 3/24/17	301,422	301,208
0.53% 4/25/17	241,149	240,860
		2,674,923
U.S. Treasury Obligation – 0.13%
U.S. Treasury Bill 0.465%
2/9/17	278,249	278,220
		278,220
Total Short-Term Investments
(cost $2,953,024)		2,953,143

Total Value of
Securities – 100.23%
(cost $201,757,211)		219,133,680
Liabilities Net of Receivables and Other
Assets – (0.23%)		(497,944)
Net Assets Applicable to 8,260,568 Shares
Outstanding – 100.00%		$218,635,736

(continues)     NQ-DPT-029 [1/17] 3/17 (18773) 1

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio

____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

2 NQ-DPT-029 [1/17] 3/17 (18773)

Notes

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio
January 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Pooled® Trust (Trust) – The Large-Cap Value Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Jan. 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of Investments	$201,757,211
Aggregate unrealized appreciation of
investments	$24,726,141
Aggregate unrealized depreciation of
investments	(7,349,672)
Net unrealized appreciation of
investments	$17,376,469

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

(continues)     NQ-DPT-029 [1/17] 3/17 (18773) 3

(Unaudited)

2. Investments (continued)

Level 3 –	Significant unobservable inputs including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2017:

Securities	Level 1	Level 2	Total
Common Stock	$216,180,537	$—	$216,180,537
Short-Term Investments	—	2,953,143	2,953,143
Total Value of Securities	$216,180,537	$2,953,143	$219,133,680

During the period ended Jan. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the Period ended Jan. 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

On Feb. 15, 2017, the Board of Trustees of Delaware Pooled Trust voted to increase the investment authority to allow the Portfolio to invest up to 10% of its net assets in securities issued by real estate investment trusts. These changes will be effective sixty (60) days after the date of the Supplement filing.

At a meeting of the Trustees of Delaware Pooled Trust on February 15, 2017, the Board approved the name change of the Portfolio from The Large-Cap Value Equity Portfolio to the Macquarie Large Cap Value Portfolio effective March 31, 2017.

Management has determined that no other material events or transactions occurred subsequent to Jan. 31, 2017 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-029 [1/17] 3/17 (18773)

Schedule of investments
Delaware REIT Fund	January 31, 2017 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 95.59%
Diversified REITs – 7.85%
Forest City Realty Trust	70,900	$1,605,176
Gramercy Property Trust	41,633	1,096,613
Vornado Realty Trust	66,032	7,019,862
Washington Real Estate Investment Trust	64,251	2,020,694
		11,742,345
Healthcare REITs – 9.63%
Alexandria Real Estate Equities	5,376	595,768
Brookdale Senior Living †	183,100	2,741,007
HCP	131,000	3,971,920
Healthcare Realty Trust	60,600	1,830,726
National Health Investors	21,200	1,568,588
Welltower	55,625	3,687,937
		14,395,946
Hotel REITs – 5.57%
Host Hotels & Resorts	233,864	4,225,922
LaSalle Hotel Properties	50,200	1,514,534
Sunstone Hotel Investors	175,943	2,589,881
		8,330,337
Industrial REITs – 6.30%
DCT Industrial Trust	40,351	1,803,286
First Industrial Realty Trust	85,000	2,197,250
Prologis	110,809	5,413,020
		9,413,556
Information Technology REITs – 9.62%
Crown Castle International	24,200	2,125,486
Digital Realty Trust	39,200	4,219,096
Equinix	20,900	8,046,082
		14,390,664
Mall REITs – 12.39%
GGP	188,323	4,677,943
Simon Property Group	64,658	11,882,201
Taubman Centers	27,700	1,962,268
		18,522,412
Manufactured Housing REIT – 1.19%
Equity LifeStyle Properties	24,036	1,777,222
		1,777,222
Multifamily REITs – 14.78%
American Campus Communities	39,595	1,925,109
Apartment Investment & Management	93,100	4,102,917
AvalonBay Communities	34,451	5,970,703

NQ-095 [1/17] 3/17 (18777)     1

Schedule of investments
Delaware REIT Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Multifamily REITs (continued)
Equity Residential	67,223	$4,085,142
Essex Property Trust	7,727	1,733,166
UDR	122,600	4,284,870
		22,101,907
Office REITs – 10.78%
Boston Properties	12,474	1,632,847
Brandywine Realty Trust	110,708	1,782,399
Empire State Realty Trust	117,300	2,403,477
Equity Commonwealth †	59,700	1,841,148
Hudson Pacific Properties	57,200	2,025,452
Kilroy Realty	30,900	2,312,865
Mack-Cali Realty	84,100	2,356,482
SL Green Realty	16,130	1,757,686
		16,112,356
Self-Storage REITs – 3.66%
CubeSmart	64,721	1,626,439
Public Storage	17,902	3,848,930
		5,475,369
Shopping Center REITs – 9.38%
Brixmor Property Group	124,500	3,004,185
DDR	113,475	1,722,550
Equity One	94,000	2,931,860
Kimco Realty	57,579	1,433,141
Regency Centers	17,619	1,228,573
Retail Properties of America	106,200	1,589,814
Urban Edge Properties	75,400	2,108,938
		14,019,061
Single Tenant REITs – 3.68%
National Retail Properties	46,000	2,005,600
Spirit Realty Capital	107,932	1,135,445
STORE Capital	99,900	2,363,634
		5,504,679
Specialty REIT – 0.76%
EPR Properties	15,300	1,131,741
		1,131,741
Total Common Stock (cost $141,504,090)		142,917,595

2     NQ-095 [1/17] 3/17 (18777)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 5.05%
Discount Notes – 4.12%≠
Federal Home Loan Bank
0.495% 2/24/17	1,114,340	$1,114,063
0.505% 3/10/17	965,762	965,265
0.51% 2/15/17	126,661	126,642
0.52% 2/10/17	492,245	492,196
0.52% 2/27/17	738,367	738,159
0.521% 3/24/17	1,508,928	1,507,860
0.53% 4/25/17	1,207,202	1,205,755
		6,149,940
U.S. Treasury Obligation – 0.93%≠
U.S. Treasury Bill 0.465% 2/9/17	1,392,925	1,392,782
		1,392,782
Total Short-Term Investments (cost $7,542,478)		7,542,722
Total Value of Securities – 100.64%
(cost $149,046,568)		150,460,317
Liabilities Net of Receivables and Other Assets – (0.64%)		(952,551)
Net Assets Applicable to 12,853,261 Shares Outstanding – 100.00%		$149,507,766

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

NQ-095 [1/17] 3/17 (18777)     3

Notes
Delaware REIT Fund	January 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) - Delaware REIT Fund. This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Jan. 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$149,046,568
Aggregate unrealized appreciation of investments	$4,905,427
Aggregate unrealized depreciation of investments	(3,491,678)
Net unrealized appreciation of investments	$1,413,749

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

4     NQ-095 [1/17] 3/17 (18777)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2017:

Securities	Level 1	Level 2	Total
Common Stock	$142,917,595	$—	$142,917,595
Short-Term Investments	—	7,542,722	7,542,722
Total Value of Securities	$142,917,595	$7,542,722	$150,460,317

During the period ended Jan. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Jan. 31, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-095 [1/17] 3/17 (18777)     5

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: